Semiannual Report as of September 30, 2001

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $90 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
November 2001

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen State Municipal Bond Funds semiannual report, which covers the six-month period ended September 30, 2001.

The six-month period that concluded at the end of September was one of the most challenging for investors in recent memory. As the economy continued to slide and corporate profits with it, the prospect for a large fiscal surplus began to diminish. With the Federal Reserve seeing little inflation in reported producer and consumer statistics, it continued its aggressive policy of monetary easing through several interest rate cuts. While the slide in corporate profits and the slowing economy brought equity prices lower, the bond market was providing positive returns as a result of the Fed’s action. The consumer used lower rates to maintain a reasonably robust housing and auto market, despite an increasing rate in corporate layoffs.

While these trends continued as we moved through the third quarter, the terrible events of September 11 accelerated these trends through the end of the month. We were personally deeply disturbed by the destruction of the World Trade Center and lost both colleagues and friends in this tragedy.

Looking past these trends and events, we believe we are in the trough of a normal business cycle and the monetary and fiscal policy steps being taken will permit the economy to recover. Accordingly, we remain convinced that the stage is being set for a period of meaningful economic growth. With low inflation, a return to fiscal surplus and better corporate profits, this should benefit the entire spectrum of fixed income securities. The key will be the patience required by investors as we wait for the economy to return to more normal levels of growth.

The Importance of Diversification

An environment like the past six months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We invite you to visit our enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds. Please be sure to check out our online shareholder newsletter, Evergreen Events. Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN
Connecticut Municipal Bond Fund
Fund at a Glance as of September 30, 2001

Portfolio Characteristics
Total Net Assets	$64,363,767

Average Credit Quality	AA+

Effective Maturity	7.0 years

Average Duration	5.5 years

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 1/31/1981	Class A	Class B	Class I***
Class Inception Date	12/30/1997	1/9/1998	11/24/1997

6 month with sales charge	-1.68%	-2.23%	n/a

6 month w/o sales charge	3.15%	2.77%	3.28%

Average Annual Returns *

1 year with sales charge	4.26%	3.59%	n/a

1 year w/o sales charge	9.40%	8.59%	9.67%

5 years	4.18%	4.09%	5.46%

10 years	4.36%	4.09%	5.13%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC yield	3.95%	3.39%	4.40%

Taxable Equivalent Yield**	6.43%	5.52%	7.17%

6-month income dividends per share	$0.14	$0.11	$0.14

*Adjusted for maximum applicable sales charge, unless noted.

**Assumes a maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

***Effective at the close of business on May 11, 2001, Class Y shares of the fund were renamed as Institutional shares (Class I).

The fund’s yield will fluctuate and there can be no guarantee the fund will achieve its investment objectives or any particular tax-exempt yield.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

CURRENT INVESTMENT STYLE1

Morningstar’s Style Box is based on a portfolio date as of 9/30/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. For Classes A and B prior to their inception, the historical performance shown is based on the performance of Class I and has not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and B would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of September 30, 2001 and is subject to change.

EVERGREEN
Connecticut Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Diane Beaver
Tenure: November 1999

How did the fund perform over the past six months?

The fund’s Class A shares returned 3.15% for the six-month period ended September 30, 2001, modestly trailing the 3.48% return produced by the Lehman Brothers Municipal Bond Index (LBMBI) for the same period. Fund returns are before the deduction of any applicable sales charges. We attribute the lag to a difference in investment objectives. The fund seeks to maximize income and price stability, and in contrast, the LBMBI reflects total return. Bonds that emphasize income and price stability tend to underperform securities selected for total return potential when interest rates decline, such as the environment we experienced during the fund’s fiscal period. Conversely, income-oriented bonds tend to outperform securities with greater total return potential when interest rates rise or hold steady. Further, unlike a mutual fund, the LBMBI is not subject to expenses, which lower returns.

PORTFOLIO COMPOSITION
(as a percentage of 09/30/2001 portfolio assets)

What was the investment environment like for Connecticut municipal bonds?

The environment was positive for most of the period. The economy remained stubbornly weak, prompting the Federal Reserve Board to continue to lower interest rates to rejuvenate growth. The actions pushed short-term rates lower, lifting the prices of bonds with maturities inside of five years dramatically higher. As a result, shorter-term bonds outperformed their longer-term counterparts. Other factors contributed to a favorable investment climate. Investors sought bonds for the reinvestment of hefty principal and interest payments, creating substantial demand. Further, seeking to escape the volatility in equities, many investors redirected proceeds to the perceived safety and stability of bonds. Demand for tax-exempt bonds grew from the combination of cash flows; and exacerbating the situation, supply remained limited and interest rates were falling.

The environment changed in the period following September 11th , with market activity becoming choppy. The prices of airport revenue bonds and airlines-backed securities fell dramatically. The fund’s only exposure to these sectors was insured airport bonds, and as a result of the insurance, the bonds’ price declines were mitigated.

EVERGREEN
Connecticut Municipal Bond Fund
Portfolio Manager Interview

PORTFOLIO QUALITY
(as a percentage of 09/30/2001 portfolio assets)

What strategies did you use in managing the fund?

We maintained the fund’s longer-term objective of maximizing income and price stability, fine-tuning holdings when the market presented opportunity. With rates at such low levels - and falling lower -it was difficult to find yield opportunities that would benefit the fund and still fit our credit parameters. We monitored the yield premiums provided by each quality sector. The fund’s new positions were bonds with higher coupons and intermediate-term maturities, that in our opinion, represented attractive relative value. We continued to emphasize quality. Many of the fund’s positions represent general obligation bonds, as well as special tax bonds. As of September 30, 2001, the fund’s average rating was “AA+”, its effective maturity was 7.0 years, and its average duration was 5.5 years.

What is your outlook for Connecticut municipal bonds?

Our outlook is mixed. We expect yields to trend lower, but believe prices could fluctuate until the economy establishes a clear direction. We anticipate further cuts in interest rates, as the Fed continues to revive economic growth - which should help support prices. A sustainable recovery could take awhile to develop, in our opinion. Consumer confidence has deteriorated significantly and could take time to rebuild. In fact, we do not expect a turnaround before the middle of 2002. We also anticipate heavier supply in the months ahead, as weak economic growth generates lighter tax revenues and municipalities find an increased need to issue debt.

On the local front, Connecticut’s economy has a significant exposure to the insurance industry, which is sure to suffer extensive losses from the September 11th tragedy. Connecticut also has a diverse economy, however; one in which aerospace and defense play important roles. We think these industries could strengthen as the war against terrorism intensifies. Further, in addition to having a conservative government that implements sound fiscal policies, Connecticut remains one of the wealthiest states in the country.

As we head into the final months of 2001, we intend to continue reinforcing the fund’s longer-term strategies of producing a generous stream of income and enhancing price stability. Many of the fund’s older positions were established when yields were higher. These bonds should support the fund’s distribution yield, helping to keep the fund an attractive alternative for those investors seeking tax-advantaged income.

EVERGREEN
New Jersey Municipal Bond Fund
Fund at a Glance as of September 30, 2001

Portfolio Characteristics

Total Net Assets	$244,140,313

Average Credit Quality	AA

Effective Maturity	9.9 years

Average Duration	5.0 years

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 7/16/1991	Class A	Class B	Class I***
Class Inception Date	7/16/1991	1/30/1996	2/8/1996

6 month with sales charge	-2.02%	-2.57%	n/a

6 month w/o sales charge	2.89%	2.43%	2.94%

Average Annual Returns *

1 year with sales charge	3.87%	3.09%	n/a

1 year w/o sales charge	9.07%	8.09%	9.17%

5 years	4.50%	4.24%	5.63%

10 years	5.77%	5.77%	6.35%

Maximum Sales Charge	4.75%	5.00%	n/a
	Front End	CDSC

30-day SEC yield	4.16%	3.46%	4.46%

Taxable Equivalent Yield**	6.78%	5.64%	7.26%

6-month income dividends per share	$0.25	$0.20	$0.26

*Adjusted for maximum applicable sales charge, unless noted.

**Assumes a maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

***Effective at the close of business on May 11, 2001, Class Y shares of the fund were renamed as Institutional shares (Class I).

The fund’s yield will fluctuate and there can be no guarantee the fund will achieve its investment objectives or any particular tax-exempt yield.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

CURRENT INVESTMENT STYLE1

Morningstar’s Style Box is based on a portfolio date as of 9/30/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Class B. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class B would have been lower while returns for Class I would have been higher. The advisor is reimbursing a portion of the 12b-1 expense for Class A. Had the expense not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of September 30, 2001 and is subject to change.

EVERGREEN
New Jersey Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Keith Lowe, CFA
Tenure: November 1999

How did the fund perform over the past six-months?

The fund’s Class A shares returned 2.89% for the six-month period ended September 30, 2001, trailing the 3.48% produced by the Lehman Brothers Municipal Bond Index (LBMBI) for the same period. Fund returns are before the deduction of any applicable sales charges. We attribute the difference to three factors: a difference in performance objectives, the fund’s higher level of cash and the fund’s shorter duration. Expressed in years, duration measures interest rate sensitivity. A longer duration increases a portfolio’s sensitivity to interest rate changes and a shorter duration enhances price stability.

The fund’s investment objective is to maximize income and price stability, and in contrast, the LBMBI reflects total return. Securities selected for total return potential tend to outperform bonds with a greater income-orientation when interest rates fall. Conversely, when interest rates hold steady or rise, income-oriented bonds tend to outperform securities with higher total return potential.

The fund experienced a significant amount of cash inflow during the period. Until we could find securities that fit our longer-term parameters, the additional cash was invested temporarily in short-term securities that maximized the fund’s flexibility. While these securities were extraordinarily liquid, they tended to have lower yields and no potential for total return. The fund’s shorter duration also limited its total return potential. As shorter-term bonds matured, they too were invested in cash equivalents until we could find securities that fit our longer-term parameters.

PORTFOLIO COMPOSITION
(as a percentage of 09/30/2001 portfolio assets)

What was the fund’s investment environment like?

Short-term rates fell dramatically - pushing prices higher - as the Federal Reserve Board cut interest rates to rejuvenate economic growth. Other interest rates also declined, but not as extensively as short-term rates. Based on the “AAA”-rated municipal bond indices, 1-year yields dropped from 3.25% to 2.13% and 12-year yields fell from 4.41% to 4.17%, while yields in the 30-year range only declined from 5.12% to 5.07% during the period. The economy remained weak, despite the Fed’s efforts though, and any optimism that growth would turnaround in the calendar year’s fourth quarter was derailed with September 11th’s terrorist attack. Reflecting the national trend, New Jersey’s economy also was sluggish. Revenues

EVERGREEN
New Jersey Municipal Bond Fund
Portfolio Manager Interview

from the state’s sales tax, projected to be in the 8.0% range, came in only 4.9% higher than the last fiscal year. Likewise, income tax revenues grew by 4% instead of their expected 6% annualized growth rate.

Many investors stretched for yield in this environment, driving the yield advantages provided by lower quality bonds over their higher quality counterparts, lower. The healthcare sector - which typically offers more generous yields - performed well. As expected, the prices of airport revenue bonds and securities backed by the airlines fell sharply after September 11th. They stabilized and began to bounce back by the end of the fiscal period, however.

PORTFOLIO QUALITY
(as a percentage of 09/30/2001 portfolio assets)

What strategies did you use to manage the fund?

We emphasized the fund’s longer-term objectives of maximizing income and reinforcing price stability. With interest rates at such low levels, it was difficult to find securities that both met the fund’s credit parameters and enhanced its distribution yield. We sold some lower-quality credits, taking advantage of the strong demand for higher-yielding bonds. The fund’s investment in continuing care retirement communities - part of the healthcare sector - performed particularly well and contributed solidly to performance. Not surprising in light of the September 11th tragedy, the fund’s position in Continental Airlines bonds for Newark Airport detracted from performance. The price of these bonds has rebounded , however. As of September 30, 2001, the fund’s average quality was “AA”, its effective maturity was 9.9 years and its average duration was 5.0 years.

What is your outlook for New Jersey municipal bonds in the months ahead?

While there continues to be uncertainty in the market, a lot of negative news has been discounted by investors. In light of that, we expect bond prices to hold steady and perhaps move higher. We also anticipate a greater supply of new bonds, as municipalities find a greater need to issue debt to replace declining tax revenues. While an increase in new supply often puts downward pressure on prices, we think there will be ample demand for bonds and prices will remain stable. The heavier supply also should create a better selection of bonds. As we head into the final months of 2001, we intend to maintain our emphasis on income and price stability, and look forward to what we believe will be an improved environment to secure attractive opportunities for the longer-term.

EVERGREEN
Pennsylvania Municipal Bond Fund
Fund at a Glance as of September 30, 2001

Portfolio Characteristics

Total Net Assets	$904,582,439

Average Credit Quality	AA

Effective Maturity	8.2 years

Average Duration	13.1 years

PERFORMANCE AND RETURNS2

Portfolio Inception Date: 12/27/1990	Class A	Class B	Class C	Class I***
Class Inception Date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

6 month with sales charge	-1.34%	-1.76%	1.24%	n/a

6 month w/o sales charge	3.62%	3.24%	3.24%	3.74%

Average Annual Returns *

1 year with sales charge	4.37%	3.81%	6.81%	n/a

1 year w/o sales charge	9.60%	8.81%	8.81%	9.87%

5 years	4.73%	4.76%	5.07%	5.97%

10 years	5.93%	5.81%	5.80%	6.55%

Maximum Sales Charge	4.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

30-day SEC yield	4.42%	3.88%	3.88%	4.90%

Taxable Equivalent Yield**	7.20%	6.32%	6.32%	7.98%

6-month income dividends per share	$0.27	$0.23	$0.23	$0.29

*Adjusted for maximum applicable sales charge, unless noted.

**Assumes a maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

***Effective at the close of business on May 11, 2001, Class Y shares of the fund were renamed as Institutional shares (Class I).

The fund’s yield will fluctuate and there can be no guarantee the fund will achieve its investment objectives or any particular tax-exempt yield.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

CURRENT INVESTMENT STYLE1

Morningstar’s Style Box is based on a portfolio date as of 9/30/2001.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of September 30, 2001 and is subject to change.

EVERGREEN
Pennsylvania Municipal Bond Fund
Portfolio Manager Interview

Portfolio Management

Charles Jeanne, CFA
Tenure: November 1999

How did the fund perform over the past six-months?

The fund’s Class A shares returned 3.62% for the six-month period ended September 30, 2001, surpassing the 3.48% return produced by the Lehman Brothers Municipal Bond Index (LBMBI). Fund returns are before the deduction of any applicable sales charges. The fund’s higher return is particularly notable because unlike mutual funds, the LBMBI is not subject to expenses. Expenses reduce the returns generated by mutual funds. We attribute the stronger performance to the fund’s emphasis on shorter and intermediate-term bonds. During the period, bonds with maturities five years and shorter outperformed bonds in other maturity sectors. Intermediate term bonds also generated solid returns, outpacing their longer-term counterparts.

PORTFOLIO COMPOSITION
(as a percentage of 09/30/2001 portfolio assets)

Why did bonds in the shorter end of the yield curve do so well?

Shorter-term bond prices rose dramatically because the Federal Reserve Board continued to cut interest rates in response to the economy’s persistently sluggish growth. Federal Reserve Board actions, whether they are raising or lowering interest rates, have a direct effect on short-term interest rates only. While longer-term rates are influenced by Federal Reserve Board moves, prices - and yields - in longer-term maturities are determined in the open market and are driven by factors in addition to Federal Reserve policy. Short-term bond prices particularly spiked higher after the September 11, 2001 terrorist attack, as investors’ expectations of a sharper decline in economic growth - and ongoing Fed easing to rekindle the economy - heightened.

Did the September 11th attack affect municipal bonds in any other way?

As one may expect, the prices of airport revenue bonds and bonds backed by the airlines fell dramatically in the wake of the attack, with airport revenue bond prices falling less sharply than the prices of bonds backed by the airlines. The prices

EVERGREEN
Pennsylvania Municipal Bond Fund
Portfolio Manager Interview

of insured bonds in these sectors experienced minimal price movement. Market activity was choppy in the weeks following September 11th. There was considerable uncertainty and often, a flurry of activity was followed by a lull.

How did longer-term bonds outside of the airport and airlines sector perform?

The prices of longer-term bonds rose over the past six-months, although they did not climb as much as their shorter-term counterparts. The tax-exempt environment was favorable. In general, municipal bonds benefited from a combination of strong cash inflows and limited supply, in addition to the economy’s stubbornly weak growth. The stock market’s volatility helped push prices higher, as investors fled equities to the perceived safety and stability of bonds.

What strategies did you use in managing the fund?

We focused on the fund’s longer-term objectives of income and price stability, while taking advantage of specific market conditions to fine-tune holdings. For example, there was strong demand for non-callable bonds, as well as bonds with longer durations. Non-callable bonds cannot be called from the investor by the issuer at any time before maturity. Duration, which is expressed in years, is a measure of interest rate sensitivity. Bonds with longer durations are more sensitive to interest rate changes than bonds with shorter durations. We believed many of the securities we sold were close to reaching their maximum price potential and so we took the opportunity to sell them at attractive levels. We replaced them with “cushion” bonds -bonds with higher coupons whose prices are less sensitive to interest rate changes. Typically, these bonds had coupons of 5 3/8% to 5 1/2%, call dates between 8 and 10 years, and maturities in the 20-year range. We also kept the fund’s cash position in the 1% to 2 1/2% range, which benefited performance as interest rates fell and prices rose. As of September 30, 2001, the fund’s average quality was “AA”, its effective maturity was 8.2 years and its average duration was 13.1 years.

PORTFOLIO QUALITY
(as a percentage of 9/30/2001 portfolio assets)

How do you think Pennsylvania municipal bonds will perform over the next six months?

We anticipate a more uncertain environment and think prices could be mixed over the near term. We expect the Federal Reserve Board to lower interest rates further to re-stimulate growth. Consumer confidence has deteriorated significantly, and we would not be surprised to see the economy remain weak for the next two to three quarters. Lower rates, of course, would be beneficial for bond prices. However, slower economic growth translates into lower tax revenues, and as municipalities re-evaluate their budgets and strive to meet financial goals, we believe they may have an increased need to issue debt - and the additional supply could put some downward pressure on prices. We think the fund’s long-term emphasis on yield and price stability should benefit performance in a more uncertain environment; and we will continue to seek opportunities that can contribute favorably to the fund’s generous income stream.

EVERGREEN
Connecticut Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
		2001	2000	1999	1998 (a)

CLASS A

Net asset value, beginning of period	$6.31	$6.01	$6.38	$6.38	$6.40

Income from investment operations

Net investment income	0.14	0.27	0.26	0.26	0.07

Net realized and unrealized gains or losses on securities	0.06	0.30	(0.35)	0.06	(0.02)

Total from investment operations	0.20	0.57	(0.09)	0.32	0.05

Less distributions to shareholders from

Net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.07)

Net realized gains	0	0	(0.02)	(0.06)	0

Total distributions to shareholders	(0.14)	(0.27)	(0.28)	(0.32)	(0.07)

Net asset value, end of period	$6.37	$6.31	$6.01	$6.38	$6.38

Total return*	3.15%	9.71%	(1.47%)	5.14%	0.77%

Ratios and supplemental data

Net assets, end of period (thousands)	$2,082	$3,148	$744	$570	$146

Ratios to average net assets
Expenses‡	0.87%†	0.87%	0.86%	0.84%	0.86%†

Net investment income	4.32%†	4.40%	4.25%	4.04%	4.38%†

Portfolio turnover rate	13%	33%	86%	42%	17%

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
		2001	2000	1999	1998 (b)

CLASS B

Net asset value, beginning of period	$6.31	$6.01	$6.38	$6.38	$6.44

Income from investment operations

Net investment income	0.11	0.22	0.22	0.21	0.05

Net realized and unrealized gains or losses on securities	0.06	0.30	(0.35)	0.06	(0.06)

Total from investment operations	0.17	0.52	(0.13)	0.27	(0.01)

Less distributions to shareholders from

Net investment income	(0.11)	(0.22)	(0.22)	(0.21)	(0.05)

Net realized gains	0	0	(0.02)	(0.06)	0

Total distributions to shareholders	(0.11)	(0.22)	(0.24)	(0.27)	(0.05)

Net asset value, end of period	$6.37	$6.31	$6.01	$6.38	$6.38

Total return*	2.77%	8.90%	(2.21%)	4.35%	(0.21%)

Ratios and supplemental data

Net assets, end of period (thousands)	$2,314	$1,788	$1,375	$1,180	$331

Ratios to average net assets
Expenses‡	1.61%†	1.62%	1.61%	1.58%	1.61%†

Net investment income	3.51%†	3.63%	3.45%	3.25%	3.36%†
Portfolio turnover rate	13%	33%	86%	42%	17%

(a)For the period from December 30, 1997 (commencement of class operations) to March 31, 1998.

(b)For the period from January 9, 1998 (commencement of class operations) to March 31, 1998.

*Excluding applicable sales charges.

‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Connecticut Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
		2001	2000	1999	1998 (a)

CLASS I††

Net asset value, beginning of period	$6.31	$6.01	$6.38	$6.37	$6.32

Income from investment operations

Net investment income	0.14	0.28	0.27	0.28	0.10

Net realized and unrealized gains or losses on securities	0.06	0.30	(0.35)	0.07	0.05

Total from investment operations	0.20	0.58	(0.08)	0.35	0.15

Less distributions to shareholders from

Net investment income	(0.14)	(0.28)	(0.27)	(0.28)	(0.10)

Net realized gains	0	0	(0.02)	(0.06)	0

Total distributions to shareholders	(0.14)	(0.28)	(0.29)	(0.34)	(0.10)

Net asset value, end of period	$6.37	$6.31	$6.01	$6.38	$6.37

Total return	3.28%	9.98%	(1.22%)	5.56%	2.39%

Ratios and supplemental data

Net assets, end of period (thousands)	$59,967	$58,938	$70,390	$73,890	$67,675

Ratios to average net assets
Expenses‡	0.61%†	0.62%	0.61%	0.58%	0.61%†

Net investment income	4.53%†	4.64%	4.47%	4.33%	4.50%†

Portfolio turnover rate	13%	33%	86%	42%	17%

(a)For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.

‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†Annualized.

††Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,					Period Ended August 31, 1996 (b)
		2001	2000	1999	1998	1997 (a)

CLASS A

Net asset value, beginning of period	$10.96	$10.48	$11.16	$11.11	$10.74	$10.75	$11.01

Income from investment operations

Net investment income	0.25	0.50	0.51	0.51	0.53	0.31	0.28

Net realized and unrealized gains or losses on securities	0.06	0.48	(0.66)	0.11	0.46	(0.01)	(0.26)

Total from investment operations	0.31	0.98	(0.15)	0.62	0.99	0.30	0.02

Less distributions to shareholders from

Net investment income	(0.25)	(0.50)	(0.51)	(0.51)	(0.53)	(0.31)	(0.28)

Net realized gains0	0	(0.02)	(0.06)	(0.09)	0	0

Total distributions to shareholders	(0.25)	(0.50)	(0.53)	(0.57)	(0.62)	(0.31)	(0.28)

Net asset value, end of period	$11.02	$10.96	$10.48	$11.16	$11.11	$10.74	$10.75

Total return*	2.89%	9.64%	(1.33%)	5.66%	9.34%	2.83%	0.19%

Ratios and supplemental data

Net assets, end of period (thousands)	$48,328	$29,475	$28,135	$33,657	$31,614	$31,434	$32,377

Ratios to average net assets
Expenses‡	0.66%†	0.69%	0.56%	0.50%	0.50%	0.44%†	0.34%†

Net investment income	4.53%†	4.72%	4.72%	4.52%	4.77%	5.02%†	5.08%†

Portfolio turnover rate	5%	16%	55%	40%	37%	15%	0%

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,					Period Ended August 31, 1996 (b)
		2001	2000	1999	1998	1997 (a)

CLASS B

Net asset value, beginning of period	$10.96	$10.48	$11.16	$11.11	$10.74	$10.75	$11.01

Income from investment operations

Net investment income	0.20	0.41	0.41	0.40	0.43	0.25	0.24

Net realized and unrealized gains or losses on securities	0.06	0.48	(0.66)	0.11	0.46	0	(0.26)

Total from investment operations	0.26	0.89	(0.25)	0.51	0.89	0.25	(0.02)

Less distributions to shareholders from

Net investment income	(0.20)	(0.41)	(0.41)	(0.40)	(0.43)	(0.26)	(0.24)

Net realized gains	0	0	(0.02)	(0.06)	(0.09)	0	0

Total distributions to shareholders	(0.20)	(0.41)	(0.43)	(0.46)	(0.52)	(0.26)	(0.24)

Net asset value, end of period	$11.02	$10.96	$10.48	$11.16	$11.11	$10.74	$10.75

Total return*	2.43%	8.65%	(2.21%)	4.71%	8.35%	2.29%	(0.20%)

Ratios and supplemental data

Net assets, end of period (thousands)	$22,423	$20,152	$19,582	$20,199	$13,645	$7,847	$2,709

Ratios to average net assets
Expenses‡	1.57%†	1.59%	1.47%	1.41%	1.41%	1.36%†	1.28%†

Net investment income	3.66%†	3.81%	3.81%	3.59%	3.85%	4.07%†	4.14%†

Portfolio turnover rate	5%	16%	55%	40%	37%	15%	0%

(a)For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.

(b)For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.

*Excluding applicable sales charges.

‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,					Period Ended August 31, 1996 (b)
		2001	2000	1999	1998	1997 (a)

CLASS I††

Net asset value, beginning of period	$10.96	$10.48	$11.16	$11.11	$10.74	$10.75	$11.01

Income from investment operations

Net investment income	0.26	0.51	0.52	0.52	0.54	0.32	0.28

Net realized and unrealized gains or losses on securities	0.06	0.48	(0.66)	0.11	0.46	(0.01)	(0.26)

Total from investment operations	0.32	0.99	(0.14)	0.63	1.00	0.31	0.02

Less distributions to shareholders from

Net investment income	(0.26)	(0.51)	(0.52)	(0.52)	(0.54)	(0.32)	(0.28)

Net realized gains	0	0	(0.02)	(0.06)	(0.09)	0	0

Total distributions to shareholders	(0.26)	(0.51)	(0.54)	(0.58)	(0.63)	(0.32)	(0.28)

Net asset value, end of period	$11.02	$10.96	$10.48	$11.16	$11.11	$10.74	$10.75

Total return	2.94%	9.74%	(1.23%)	5.76%	9.44%	2.88%	0.20%

Ratios and supplemental data

Net assets, end of period (thousands)	$173,389	$177,206	$168,632	$123,419	$105,331	$9,436	$9,076

Ratios to average net assets
Expenses‡	0.57%†	0.60%	0.47%	0.41%	0.41%	0.36%†	0.31%†

Net investment income	4.68%†	4.81%	4.83%	4.61%	4.79%	5.08%†	5.12%†

Portfolio turnover rate	5%	16%	55%	40%	37%	15%	0%

(a)For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.

(b)For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.

‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†Annualized.

††Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
		2001	2000	1999	1998	1997

CLASS A

Net asset value, beginning of period	$11.34	$10.89	$11.66	$11.70	$11.14	$11.15

Income from investment operations

Net investment income	0.27	0.55	0.54	0.51	0.55	0.59

Net realized and unrealized gains or losses on securities	0.13	0.46	(0.76)	0.10	0.55	(0.01)

Total from investment operations	0.40	1.01	(0.22)	0.61	1.10	0.58

Less distributions to shareholders from

Net investment income	(0.27)	(0.56)	(0.54)	(0.51)	(0.54)	(0.59)

Net realized gains	0	0	(0.01)	(0.14)	0	0

Total distributions to shareholders	(0.27)	(0.56)	(0.55)	(0.65)	(0.54)	(0.59)

Net asset value, end of period	$11.47	$11.34	$10.89	$11.66	$11.70	$11.14

Total return*	3.62%	9.57%	(1.86%)	5.36%	10.02%	5.30%

Ratios and supplemental data

Net assets, end of period (thousands)	$46,341	$44,951	$32,796	$28,646	$24,119	$24,535

Ratios to average net assets
Expenses‡	0.64%†	0.64%	0.73%	0.82%	0.76%	0.76%

Net investment income	4.79%†	5.07%	4.89%	4.36%	4.79%	5.26%

Portfolio turnover rate	14%	20%	28%	69%	54%	84%

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
		2001	2000	1999	1998	1997

CLASS B

Net asset value, beginning of period	$11.26	$10.80	$11.52	$11.55	$10.99	$11.00

Income from investment operations

Net investment income	0.23	0.47	0.45	0.42	0.46	0.49

Net realized and unrealized gains or losses on securities	0.13	0.47	(0.70)	0.11	0.54	(0.01)

Total from investment operations	0.36	0.94	(0.25)	0.53	1.00	0.48

Less distributions to shareholders from

Net investment income	(0.23)	(0.48)	(0.46)	(0.42)	(0.44)	(0.49)

Net realized gains	0	0	(0.01)	(0.14)	0	0

Total distributions to shareholders	(0.23)	(0.48)	(0.47)	(0.56)	(0.44)	(0.49)

Net asset value, end of period	$11.39	$11.26	$10.80	$11.52	$11.55	$10.99

Total return*	3.24%	8.89%	(2.23%)	4.68%	9.27%	4.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$36,322	$31,262	$35,334	$37,823	$37,036	$37,215

Ratios to average net assets
Expenses‡	1.38%†	1.39%	1.48%	1.58%	1.52%	1.51%

Net investment income	4.03%†	4.32%	4.11%	3.60%	4.04%	4.50%

Portfolio turnover rate	14%	20%	28%	69%	54%	84%

*Excluding applicable sales charges. ‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. †Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
		2001	2000	1999	1998	1997

CLASS C

Net asset value, beginning of period	$11.28	$10.82	$11.55	$11.59	$11.02	$11.03

Income from investment operations

Net investment income	0.22	0.47	0.45	0.42	0.45	0.47

Net realized and unrealized gains or losses on securities	0.14	0.47	(0.71)	0.10	0.57	0.01

Total from investment operations	0.36	0.94	(0.26)	0.52	1.02	0.48

Less distributions to shareholders from

Net investment income	(0.23)	(0.48)	(0.46)	(0.42)	(0.45)	(0.49)

Net realized gains	0	0	(0.01)	(0.14)	0	0

Total distributions to shareholders	(0.23)	(0.48)	(0.47)	(0.56)	(0.45)	(0.49)

Net asset value, end of period	$11.41	$11.28	$10.82	$11.55	$11.59	$11.02

Total return*	3.24%	8.88%	(2.31%)	4.59%	9.34%	4.49%

Ratios and supplemental data

Net assets, end of period (thousands)	$7,710	$5,775	$5,726	$6,945	$6,414	$6,830

Ratios to average net assets
Expenses‡	1.38%†	1.39%	1.48%	1.58%	1.52%	1.51%

Net investment income	4.02%†	4.29%	4.11%	3.60%	4.05%	4.52%

Portfolio turnover rate	14%	20%	28%	69%	54%	84%

		Six Months Ended September 30, 2001 (Unaudited)	Year Ended March 31,
			2001	2000	1999	1998 (a)

CLASS I††

Net asset value, beginning of period		$11.34	$10.89	$11.66	$11.70	$11.60

Income from investment operations

Net investment income		0.29	0.59	0.57	0.54	0.19

Net realized and unrealized gains or losses on securities		0.13	0.45	(0.76)	0.10	0.10

Total from investment operations		0.42	1.04	(0.19)	0.64	0.29

Less distributions to shareholders from

Net investment income		(0.29)	(0.59)	(0.57)	(0.54)	(0.19)

Net realized gains		0	0	(0.01)	(0.14)	0

Total distributions to shareholders		(0.29)	(0.59)	(0.58)	(0.68)	(0.19)

Net asset value, end of period		$11.47	$11.34	$10.89	$11.66	$11.70

Total return		3.74%	9.84%	(1.62%)	5.63%	2.54%

Ratios and supplemental data

Net assets, end of period (thousands)		$814,209	$809,659	$796,576	$181,919	$152,960

Ratios to average net assets
Expenses‡		0.39%†	0.39%	0.47%	0.57%	0.59%†

Net investment income		5.05%†	5.32%	5.20%	4.61%	4.75%†

Portfolio turnover rate		14%	20%	28%	69%	54%

(a)For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.

*Excluding applicable sales charges.

‡The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†Annualized.

††Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

16

EVERGREEN
Connecticut Municipal Bond Fund
Schedule of Investments
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 96.9%
Airport - 3.9%
Connecticut Arpt. RB:
7.65%, 10/01/2012	AAA	$2,250,000	$2,537,498
Community Development District - 3.1%
Connecticut Dev. Auth. RB, Mary Wade Home:
Ser. A, 5.60%, 12/01/2007	NR	200,000	203,550
Ser. A, 5.70%, 12/01/2008	NR	100,000	101,709
Ser. A, 6.375%, 12/01/2018	NR	1,000,000	987,880
Connecticut Dev. Mtge. Auth. RRB, Church Homes, Inc. Proj., 5.80%, 04/01/2021	BBB	800,000	723,856
2,016,995
Education - 4.2%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch. Corp., Ser. B, 5.50%, 07/01/2015	AAA	1,000,000	1,043,310
Westover Sch., 6.00%, 07/01/2017	AA	1,505,000	1,634,821
2,678,131
General Obligation - Local - 16.4%
Cheshire, CT GO:
5.375%, 10/15/2013	Aa3	660,000	712,972
5.75%, 08/15/2009	Aa3	275,000	293,719
Cmnwlth. of Puerto Rico, GO:
5.50%, 07/01/2008, (Insd. by MBIA)	AAA	205,000	228,952
6.50%, 07/01/2014, (Insd. by MBIA)	AAA	2,000,000	2,437,280
Hamdem, CT GO:
5.375%, 08/15/2010, (Insd. by MBIA)	AAA	1,000,000	1,104,170
5.40%, 08/15/2011, (Insd. by MBIA)	AAA	1,275,000	1,409,245
Middletown, CT GO, 6.00%, 04/15/2007	AA	1,000,000	1,125,570
Milford, CT GO, 5.20%, 01/15/2013	AA	500,000	542,235
Montville, CT GO, 5.25%, 12/01/2008	Aa3	300,000	331,440
Naugatuck, CT GO, 5.40%, 03/15/2008	A+	250,000	264,607
Seymour, CT GO, 5.25%, 08/01/2016	Aaa	250,000	261,923
Wallingford, CT GO:
5.50%, 06/15/2008	AA	170,000	184,413
5.60%, 06/15/2009	AA	170,000	184,069
Waterbury, CT GO:
6.00%, 02/01/2012	AA	645,000	704,875
6.00%, 02/01/2013	AA	680,000	738,698
10,524,168

EVERGREEN
Connecticut Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - State - 15.1%
Connecticut GO:
6.00%, 11/15/2002	AA	$500,000	$520,925
6.00%, 04/15/2013	AA	3,000,000	3,410,040
6.25%, 05/15/2006	AA	3,000,000	3,381,175
Ser. A, 6.00%, 03/01/2006	AA	1,000,000	1,111,590
Ser. C, 5.375%, 12/15/2013	AA	1,000,000	1,081,790
Ser. C, 5.875%, 08/15/2009	AA	200,000	219,270
9,724,790
Hospital - 11.7%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern CT Hlth. Network, Ser. A, 6.375%, 07/01/2016	AA	2,000,000	2,220,940
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	AAA	500,000	539,215
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	AAA	250,000	267,885
Newington Children’s Hosp.:
Ser. B, 5.90%, 07/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,072,130
Ser. B, 6.05%, 07/01/2010, (Insd. by MBIA)	AAA	250,000	271,995
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	AAA	1,000,000	1,065,230
Veterans Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	AAA	1,000,000	1,051,030
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	AAA	1,000,000	1,054,130
7,542,555
Housing - 7.3%
Connecticut HFA RB:
5.70%, 06/15/2020	AAA	315,000	330,000
5.75%, 11/15/2021	AA	750,000	771,008
6.00%, 11/15/2027	AA	425,000	440,912
Mtge. Fin. Program:
Ser. C-1, 5.75%, 05/15/2005	AA	100,000	107,402
Ser. D-1, 5.75%, 11/15/2017	AA	550,000	565,493
Ser. E-1, 5.90%, 05/15/2019	AA	1,300,000	1,369,550
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	A	1,000,000	1,114,910
4,699,275
Industrial Development Revenue - 3.5%
Connecticut Dev. Auth. PCRB, 5.85%, 09/01/2028	BBB	1,000,000	1,011,320
Farmington, NM PCRRB, El Paso Elec. Co., Ser. A, 6.15%, 08/01/2002	BB+	1,200,000	1,218,096
2,229,416

EVERGREEN
Connecticut Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - 3.2%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Choate Rosemary Hall, Ser. A, 6.50%, 07/01/2009, (Insd. by MBIA)	AAA	$225,000	$249,467
Westminster Sch., Ser. A, 5.50%, 07/01/2016	AAA	1,500,000	1,562,535
Guam Pwr. Auth. RB, Ser. A, 5.90%, 10/01/2008, (Insd. by AMBAC)	AAA	250,000	278,815
2,090,817
Solid Waste - 1.5%
Eastern, CT Resource Recovery Auth. RB, Ser. A,5.50%, 01/01/2014	BBB	1,000,000	990,250
Special Tax - 15.6%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 6.00%, 06/01/2006, (Insd. by FGIC)	AAA	1,000,000	1,117,410
Ser. B, 6.50%, 10/01/2010	AA-	3,905,000	4,630,862
Ser. C, 6.00%, 10/01/2008	AAA	3,800,000	4,325,160
10,073,432
Student Loan - 2.0%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	A1	1,190,000	1,259,544
Tobacco Revenue - 1.7%
Washington, DC Tobacco Settlement Financing Corp. RB, 6.25%,05/15/2024	A	1,000,000	1,070,500
Transportation - 3.3%
Hartford, CT Parking Sys. RB, 6.40%, 07/01/2020	BBB	2,000,000	2,104,540
Water & Sewer - 4.4%
Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,098,950
St. Charles Parish, LA PCRB, 7.35%, 11/01/2022	A	1,675,000	1,750,743
2,849,693
Total Municipal Obligations			62,391,604

		Shares
SHORT-TERM INVESTMENTS - 1.6%
MUTUAL FUND SHARES - 1.6%
Evergreen Institutional Municipal Money Market Fund (b)		1,030,596	1,030,596
Total Investments - (cost $59,440,322) - 98.5%			63,422,200
Other Assets and Liabilities - 1.5%			941,567
Net Assets - 100.0%			$64,363,767

See Combined Notes to Schedules of Investments.

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 92.8%
Airlines - 1.8%
New Jersey EDA Spl. Facs. RB, Continental Airlines, Inc. Proj.:
6.25%, 09/15/2019	BB-	$2,000,000	$1,612,000
6.625%, 09/15/2012	BB-	3,000,000	2,662,380
4,274,380
Airport - 2.1%
Port Auth. NY & NJ RB, Spl. Obl. JFK International Arpt. Terminal, 5.75%, 12/01/2025	AAA	5,000,000	5,245,450
Continuing Care Retirement Community - 6.7%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living Sr. Lien, Ser. A, 6.90%, 07/01/2019	NR	1,640,000	1,615,056
New Jersey EDA RB:
1st Mtge., Keswick Pines:
5.00%, 01/01/2002	NR	805,000	806,054
5.10%, 01/01/2003	NR	845,000	849,707
1st Mtge., Reformed Church, 5.375%, 12/01/2018	BBB	1,150,000	1,047,098
1st Mtge., The Evergreens:
6.00%, 10/01/2017	NR	680,000	638,126
6.00%, 10/01/2022	NR	4,110,000	3,753,663
Franciscan Oaks Proj.:
5.60%, 10/01/2012	NR	1,000,000	956,700
5.70%, 10/01/2017	NR	3,000,000	2,664,990
Keswick Pines Proj., 5.70%, 01/01/2018	NR	2,350,000	2,123,413
The Evergreens Proj., 5.875%, 10/01/2012	NR	2,000,000	1,967,120
16,421,927
Education - 2.7%
Mercer Cnty., NJ Impt. Auth. RRB:
Ser. A, 5.40%, 12/15/2003	AA-	500,000	531,910
Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	AA-	500,000	578,355
New Jersey EDA RB, Rutgers State University Civic Ctr., 6.125%, 07/01/2024, (Insd. by AMBAC)	AAA	55,000	59,216
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	AAA	2,000,000	2,115,160
Capital Impt. Fund, Ser. A, 5.125%, 09/01/2015, (Insd. by FSA)	AAA	500,000	519,760
Higher Ed. Capital Impt., Ser. B, 5.00%, 09/01/2015	AA	480,000	494,616
New Jersey Institute of Technology, Ser. G, 5.25%, 07/01/2019	AAA	1,540,000	1,583,705
Princeton University, Ser. A, 5.75%, 07/01/2009	AAA	250,000	262,168
Rutgers State University RB, Ser. 1, 5.25%, 05/01/2012	AA	500,000	516,975
6,661,865

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Escrow - 0.0%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	AAA	$50,000	$57,230
Burlington Cnty. Memorial Hosp. Proj., 6.00%, 07/01/2012	AAA	50,000	57,183
114,413
General Obligation - Local - 12.5%
Atlantic Cnty., NJ GO, Special Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	AAA	300,000	332,244
Bayonne, NJ GO, 5.90%, 05/01/2008	AAA	150,000	161,133
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	Aaa	1,000,000	1,066,780
Branchburg Township, NJ GO, 6.45%, 08/01/2005	Aa2	160,000	178,245
Brigantine, NJ GO, 6.35%, 08/01/2004, (Insd. by MBIA)	AAA	500,000	521,385
Cape May Cnty., NJ GO, 5.85%, 04/15/2002, (Insd. by AMBAC)	AAA	500,000	510,030
Cherry Hill Township, NJ GO:
5.90%, 06/01/2005	Aa2	50,000	52,159
6.00%, 06/01/2006	Aa2	500,000	521,685
Cmnwlth. of Puerto Rico GO:
5.375%, 07/01/2021	AAA	1,000,000	1,034,840
5.50%, 07/01/2013	A	500,000	517,240
6.50%, 07/01/2008, (Insd. by MBIA)	AAA	1,115,000	1,310,292
Eatontown, NJ GO, 6.70%, 10/01/2004	A1	250,000	276,268
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	AA	500,000	557,645
Flemington Raritan, NJ Sch. Dist. GO, 5.70%, 05/01/2006	AA	50,000	54,675
Franklin Township, NJ GO:
5.60%, 11/01/2005	AA-	1,355,000	1,418,455
5.90%, 11/01/2008	AA-	160,000	166,993
Sch. Dist., 6.20%, 04/01/2005	AA	500,000	553,675
Somerset Cnty. Sch. Dist., 5.00%, 08/15/2022, (Insd. by FSA & Gtd. by School Board)	Aaa	1,000,000	998,660
Freehold Township, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	AAA	1,455,000	1,483,038
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	AAA	1,630,000	1,803,627
5.60%, 03/01/2013	AAA	1,065,000	1,168,891
Gloucester Township, NJ GO:
5.45%, 07/15/2007, (Insd. by AMBAC)	AAA	500,000	549,905
6.375%, 09/15/2004, (Insd. by AMBAC)	AAA	500,000	518,810
Hamilton Township, NJ GO, Atlantic Cnty. Sch. Dist., 5.875%, 12/15/2006, (Insd. by FGIC)	AAA	1,000,000	1,050,050
Hunterdon Cnty., NJ GO, 5.50%, 12/01/2002	Aa1	500,000	519,230
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014, (Insd. by FSA)	AAA	1,000,000	1,061,200
Kearny, NJ GO, 6.30%, 02/01/2002	AAA	225,000	228,164
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	AAA	400,000	470,240

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - continued
Middletown Township, NJ GO, 5.20%, 08/01/2007	AA	$335,000	$363,914
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	AA	960,000	1,064,141
Montgomery Township, NJ GO, 6.75%, 06/01/2002	Aa2	200,000	206,066
Morris Cnty., NJ GO, 6.00%, 07/15/2004	AAA	1,000,000	1,087,980
No. Brunswick Township, NJ Board of Ed. GO:
6.30%, 02/01/2012	AA	150,000	165,671
7.15%, 12/15/2004	AA	250,000	283,632
No. Brunswick Township, NJ GO:
6.00%, 12/01/2008	A1	1,000,000	1,085,040
6.125%, 05/15/2004	A1	350,000	365,130
Ocean Cnty., NJ GO:
5.90%, 03/15/2003, (Insd. by MBIA)	AAA	500,000	524,915
6.375%, 04/15/2003	Aa1	250,000	264,922
Passaic Cnty., NJ GO, 5.40%, 12/01/2002, (Insd. by MBIA)	AAA	500,000	518,325
Paterson, NJ GO, 6.20%, 02/15/2002, (Insd. by FSA)	AAA	500,000	507,660
Randolph Township, NJ Sch. Dist. GO, 6.30%, 03/15/2006	AAA	500,000	562,000
Summit, NJ Refunding GO, 5.25%, 06/01/2012	AAA	670,000	733,000
Sussex Cnty., NJ GO, 6.00%, 04/01/2002, (Insd. by AMBAC)	AAA	500,000	509,860
Tinton Falls, NJ Schools GO:
5.85%, 10/15/2002, (Insd. by MBIA)	AAA	490,000	508,458
5.85%, 10/15/2004, (Insd. by MBIA)	AAA	745,000	811,916
Voorhees Township, NJ GO:
5.95%, 07/15/2007	AA	370,000	418,703
6.875%, 09/01/2004	A1	200,000	222,136
Washington Township, NJ GO, Board of Ed., 7.50%, 04/15/2009	AA	130,000	161,012
Winslow Township, NJ GO:
6.10%, 10/01/2002, (Insd. by FGIC)	AAA	400,000	415,552
6.50%, 10/01/2018, (Insd. by FGIC)	AAA	500,000	531,210
30,396,802
General Obligation - State - 4.9%
New Jersey GO:
6.25%, 08/01/2006	AA+	500,000	522,205
Ser. D, 5.80%, 02/15/2007	AA+	500,000	555,155
Ser. E, 6.00%, 07/15/2009	AA+	6,500,000	7,423,780
Ser. F, 5.50%, 08/01/2011	AA+	3,000,000	3,342,300
11,843,440
Hospital - 9.3%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
6.00%, 07/01/2011, (Insd. by AMBAC)	AAA	1,345,000	1,539,406
Burdette Tomlin Memorial Hosp., 5.60%, 07/01/2019	A2	3,825,000	3,915,002
Hackensack University Medical Ctr., 5.875%, 01/01/2015	A3	1,000,000	1,067,950

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Hospital - continued
New Jersey Hlth. Core Facs. Fin. Auth. RB (continued):
Jersey City Medical Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	AAA	$2,000,000	$1,999,880
Johnson University Hosp. Proj., 5.70%, 07/01/2020	A+	2,000,000	2,081,740
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	AAA	3,750,000	4,144,050
5.625%, 07/01/2011, (Insd. by FSA)	AAA	6,235,000	6,893,354
St. Joseph’s Hospital & Medical Ctr., 5.70%, 07/01/2011	AAA	1,000,000	1,079,340
22,720,722
Housing - 7.8%
New Jersey Bldg. Auth. State Bldg. RB, 6.75%, 06/15/2002	AA	100,000	103,208
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	AAA	3,140,000	3,374,621
5.40%, 10/01/2009, (Insd. by MBIA)	AAA	4,385,000	4,714,401
Ser. A, 5.40%, 11/01/2017, (AMBAC)	AAA	2,000,000	2,054,480
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	AAA	750,000	809,242
Ser. E1, 5.35%, 11/01/2013, (Insd. by FSA)	AAA	3,000,000	3,186,840
Ser. E1, 5.45%, 11/01/2014, (Insd. by FSA)	AAA	1,000,000	1,061,410
Ser. E1, 5.70%, 05/01/2020, (Insd. by FSA)	AAA	500,000	524,875
Ser. E2, 5.70%, 11/01/2020, (Insd. by FSA)	AAA	1,000,000	1,049,750
New Jersey Hsg. & Mtge. Fin. Agcy. RRB, Ser. 1, 6.45%, 11/01/2007	A+	1,650,000	1,723,376
New Jersey Hsg. Fin. Agcy. RB, Ser. A, 6.70%, 11/01/2004	AA-	400,000	408,524
19,010,727
Industrial Development Revenue - 1.3%
Ohio Water Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel Cargill, 6.30%, 09/01/2020	A+	3,000,000	3,136,740
Lease - 3.5%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	AAA	500,000	528,595
Cmnwlth. of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009, (Insd. by AMBAC)	AAA	250,000	292,635
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	Aaa	3,090,000	3,468,309
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	AA-	900,000	952,767
New Jersey EDA RB:
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	A	2,430,000	2,662,235
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	AAA	500,000	531,900
8,436,441

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Port Authority - 3.6%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	AAA	$1,000,000	$1,041,460
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	AAA	750,000	807,285
Delaware River Joint Toll Bridge Commission PA Bridge RB, 6.00%, 07/01/2002, (Insd. by FGIC)	AAA	155,000	159,424
Delaware River Port Auth., PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	AAA	2,500,000	2,617,200
5.40%, 01/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,041,460
Port Auth. NY & NJ RB:
5.60%, 12/01/2009	AA-	650,000	682,045
5.70%, 08/01/2007	AA-	50,000	51,240
6.20%, 10/15/2003	AA-	300,000	308,634
Spl. Proj. JFK International Arpt. Terminal 6, 5.90%, 12/01/2017, (Insd. by MBIA)	AAA	2,000,000	2,138,100
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	Aa2	50,000	55,156
8,902,004
Pre-Refunded - 5.4%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.60%, 12/01/2004	A1	500,000	523,450
Cmnwlth. of Puerto Rico GO, 6.50%, 07/01/2023	AAA	1,000,000	1,118,790
Essex Cnty., NJ Utils. Auth. Solid Wst. RB:
Ser. A, 5.50%, 04/01/2011, (Insd. by FSA)	AAA	250,000	278,070
Ser. A, 5.60%, 04/01/2016, (Insd. by FSA)	AAA	250,000	279,112
Gloucester Cnty., NJ GO:
6.25%, 02/01/2006, (Insd. by MBIA)	AAA	300,000	310,152
6.25%, 02/01/2008, (Insd. by MBIA)	AAA	500,000	516,920
New Jersey Edl. Facs. Auth. RB:
6.20%, 07/01/2017, (Insd. by AMBAC)	AAA	500,000	521,635
6.375%, 07/01/2022	AAA	1,500,000	1,577,700
Harrogate, Inc., Ser. B, 5.80%, 07/01/2009, (Insd. by AMBAC)	AAA	500,000	545,275
New Jersey Sports & Exposition Auth. RB, Ser. A, 6.00%, 03/01/2021	AAA	165,000	167,708
New Jersey Univerisity of Medicine & Dentistry RB:
Ser. E, 5.75%, 12/01/2021	AA-	400,000	402,496
Ser. E, 6.50%, 12/01/2018	AA-	500,000	513,735
Ocean Cnty., NJ GO, Ser. A, 6.25%, 10/01/2010	Aa1	1,000,000	1,020,330
Orange Township, NJ GO, 6.60%, 02/01/2007, (Insd. by FSA)	AAA	500,000	517,515
South Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	AAA	1,000,000	1,123,610
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	AAA	1,100,000	1,228,271
Stafford, NJ Muni. Utils. Auth. RB:
6.20%, 06/01/2007, (Insd. by MBIA)	AAA	130,000	136,131
Ser. A, 5.80%, 12/01/2008, (Insd. by FGIC)	AAA	460,000	478,542

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - continued
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	AAA	$1,095,000	$1,223,805
Trenton, NJ GO, 6.55%, 08/15/2009, (Insd. by MBIA)	AAA	500,000	529,125
Warren Township, NJ GO, Swr. Auth., 6.65%, 12/01/2012	Aa1	200,000	213,988
13,226,360
Public Facilities - 3.2%
New Jersey Sports & Exposition Auth. RB:
Ser. A, 5.375%, 09/01/2015	AA	1,000,000	1,024,170
Ser. A, 5.75%, 03/01/2010, (Insd. by MBIA)	AAA	4,085,000	4,604,367
Ser. A, 6.00%, 03/01/2002	AA	200,000	203,252
Ser. A, 6.00%, 03/01/2015, (Insd. by MBIA)	AAA	1,000,000	1,118,300
Ser. A, 6.00%, 03/01/2021	AA	835,000	839,734
7,789,823
Resource Recovery - 0.2%
Bergen Cnty., NJ Util. Auth. Wtr. & PCRB, 5.625%, 12/15/2004, (Insd. by FGIC)	AAA	500,000	543,600
Special Tax - 1.3%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, 5.50%, 10/01/2013	BBB-	3,000,000	3,117,990
Student Loan - 0.4%
New Jersey Higher Ed. Facs. RB, Student Loan Prog., 5.80%, 06/01/2016, (Insd. by AMBAC)	AAA	855,000	920,929
Tobacco Revenue - 1.3%
Tobacco Settlement Revenue Mgmt. Auth. RB, SC Tobacco Settlement, Ser. B, 6.00%, 05/15/2022	A	3,000,000	3,151,350
Transportation - 17.1%
Burlington Cnty., NJ, Bridge Commission Sys. RB:
5.20%, 10/01/2006	AA	1,000,000	1,046,990
5.30%, 10/01/2013	AA	500,000	513,825
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	AAA	2,300,000	2,571,515
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	AAA	2,000,000	2,314,260
Delaware River Joint Toll Bridge Commission PA Bridge RB, 6.25%, 07/01/2012, (Insd. by FGIC)	AAA	475,000	488,310
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	AAA	1,000,000	1,125,500
New Jersey Hwy. Auth. RB:
5.15%, 01/01/2007	AA-	1,000,000	1,076,080
Garden State Pkwy., 6.25%, 01/01/2014	AA-	1,500,000	1,543,573
New Jersey Trans. Corp. COP RB:
6.50%, 10/01/2016, (Insd. by FSA)	AAA	300,000	343,158
Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	AAA	1,150,000	1,279,444

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Transportation - continued
New Jersey Trans. Trust Fund Auth. RB:
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	AAA	$1,000,000	$1,184,760
Trans. Sys.:
Ser. A, 5.00%, 06/15/2013	AA	5,000,000	5,210,700
Ser. A, 5.625%, 06/15/2013	AA	1,200,000	1,346,208
Ser. A, 5.625%, 06/15/2014	AA	1,500,000	1,680,480
Ser. A, 5.75%, 06/15/2015	AA	1,300,000	1,469,130
Ser. A, 6.00%, 12/15/2006, (Insd. by MBIA)	AAA	3,000,000	3,387,960
New Jersey Turnpike Auth. RB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	AAA	3,300,000	3,558,060
Ser. C, 6.50%, 01/01/2016	A-	3,135,000	3,765,166
Port Auth. NY & NJ RB, 6.00%, 07/15/2008	AA-	7,275,000	7,952,593
41,857,712
Water & Sewer - 7.7%
Cape May Cnty., NJ Muni. Util. Auth. Swr. RB, Ser. A, 5.75%, 01/01/2016, (Insd. by MBIA)	AAA	500,000	517,105
Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	AAA	1,000,000	1,193,140
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	AAA	1,000,000	1,104,770
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	AAA	250,000	269,975
New Jersey EDA Wtr. Facs. RB, Elizabethtown Wtr. Co., 6.60%, 08/01/2021	A+	300,000	306,822
New Jersey Wst. Wtr. Treatment RB:
5.25%, 11/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,086,130
Ser. A, 5.25%, 09/01/2012	AAA	1,000,000	1,063,460
Ser. A, 7.00%, 05/15/2007, (Insd. by MBIA)	AAA	2,670,000	3,128,786
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	AAA	2,000,000	2,306,860
No. Bergen Township, NJ Muni. Util. Auth.Swr. RB, 5.375%, 12/15/2012, (Insd. by FGIC)	AAA	1,000,000	1,042,330
North Jersey Dist. Wtr. Supply RB, Wanaque No. Proj., 6.25%, 11/15/2017, (Insd. by MBIA)	AAA	350,000	358,386
Northwest Bergen Cnty., NJ Utils. Auth. Sys. RB, 6.00%, 07/15/2009, (Insd. by MBIA)	AAA	1,000,000	1,077,260
Ocean Cnty., NJ Utils. Auth. Wst. Wtr. RB, 5.75%, 01/01/2018	Aa1	500,000	511,240
Ocean Township, NJ Muni. Utils. Auth. RB, 5.20%, 08/01/2005, (Insd. by MBIA)	AAA	300,000	315,297
Old Bridge Township, NJ Muni. Utils. Auth. RB, 6.25%, 11/01/2016, (Insd. by FGIC)	AAA	500,000	528,385
Passaic Valley, NJ Swr. Comm. RB, Ser. D, 5.75%, 12/01/2013, (Insd. by AMBAC)	AAA	500,000	525,415

EVERGREEN
New Jersey Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Water & Sewer- continued
Secaucus, NJ Muni. Utils. Auth. Swr. RB, Ser. A, 6.10%, 12/01/2010	AA-	$500,000	$539,800
Somerset Raritan Valley, NJ Sewage Auth. RB, Ser. E, 6.95%, 07/01/2003	AA	100,000	107,571
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	AAA	370,000	386,909
Stony Brook Regl. Swr. Auth. NJ RB:
5.40%, 12/01/2004	AA-	400,000	419,188
Ser. B, 5.45%, 12/01/2012	AA-	500,000	555,255
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB,5.125%, 07/01/2003	NR	1,500,000	1,540,755
18,884,839
Total Municipal Obligations			226,657,514

		Shares	Value
SHORT-TERM INVESTMENTS - 6.0%
MUTUAL FUND SHARES - 6.0%
Evergreen Institutional Municipal Money Market Fund (b)		14,544,159	14,544,159
Total Investments - (cost $227,872,000) - 98.8%			241,201,673
Other Assets and Liabilities - 1.2%			2,938,640
Net Assets - 100.0%			$244,140,313

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - 97.4%
Airport - 2.1%
Allegheny Cnty., PA Arpt. RB:
6.625%, 01/01/2022	AAA	$2,500,000	$2,573,875
Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	AAA	5,500,000	6,102,470
Lehigh Northampton, PA Arpt. Auth. RB, 6.00%, 05/15/2025	Aaa	3,000,000	3,203,670
Philadelphia, PA Arpt. Pkg. Auth. RB, 5.625%, 09/01/2016	AAA	3,695,000	3,931,775
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj.:
Ser. A, 5.50%, 07/01/2016	AAA	1,630,000	1,702,568
Ser. A, 5.50%, 07/01/2017	AAA	1,250,000	1,298,250
18,812,608
Community Development District - 0.2%
James City Cnty., VA IDA Residential Care Facs. RB, Williamsburg Landing Inc., 6.625%, 03/01/2019	NR	1,750,000	1,772,908
Continuing Care Retirement Community - 1.2%
Crawford Cnty., PA Hosp. Auth. RB, Wesbury United Methodist Community Hosp., 6.125%, 08/15/2019	NR	1,000,000	937,540
Montgomery Cnty., PA IDA RB:
Adult Community Total Svcs., Ser. B, 5.75%, 11/15/2017	A-	1,000,000	1,012,160
Retirement-Life Communities, 5.25%, 11/15/2028	A-	10,000,000	9,279,000
11,228,700
Education - 13.8%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB:
Chatham College, Ser. A, 5.375%, 09/01/2028	BBB	6,075,000	5,679,639
Community College, 5.80%, 06/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,061,330
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	AA	1,000,000	1,067,170
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	AAA	2,000,000	2,087,240
Ephrata, PA Area Sch. Dist. GO, Ser. A, 5.00%, 04/15/2018	Aaa	4,800,000	4,830,048
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	AAA	1,000,000	1,005,120
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	Baa1	2,635,000	2,593,683
5.375%, 05/01/2024	Baa1	5,600,000	5,356,400
5.60%, 05/01/2021	Baa1	1,500,000	1,513,920
5.70%, 05/01/2031	Baa1	1,500,000	1,516,395
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Beaver College, 5.70%, 04/01/2027	AA	1,560,000	1,601,730
Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	NR	6,000,000	6,007,680
St. Joseph’s Univ., 6.40%, 12/15/2006	AAA	1,665,000	1,771,793
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	NR	3,545,000	3,736,217
Northampton Cnty., PA Higher Ed. Auth. RB, Lehigh Univ.:
6.90%, 10/15/2006, (Insd. by MBIA)	AAA	1,000,000	1,022,200
7.00%, 10/15/2011, (Insd. by MBIA)	AAA	3,000,000	3,066,750

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Education - continued
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	AAA	$1,030,000	$1,179,721
6.00%, 04/01/2012, (Insd. by FGIC)	AAA	1,090,000	1,248,442
6.25%, 04/01/2013, (Insd. by FGIC)	AAA	1,155,000	1,343,566
Pennsylvania Higher Edl. Facs. Auth. RB, Temple Univ., Ser. A, 5.25%, 04/01/2016	AAA	1,290,000	1,331,977
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. A, 6.625%, 08/15/2009, (Insd. by MBIA)	AAA	485,000	511,903
Bryn Mawr College:
5.40%, 12/01/2009	AAA	2,450,000	2,669,446
5.625%, 12/01/2027	AAA	2,000,000	2,076,780
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	AAA	1,610,000	1,826,787
Drexel Univ., 5.20%, 05/01/2009	AAA	2,065,000	2,227,577
Lasalle Univ., 5.625%, 05/01/2017	AAA	1,000,000	1,042,050
Philidelphia Univ., 6.25%, 06/01/2024	AA	2,400,000	2,615,928
Ser. K, Ser. K, 5.50%, 06/15/2010, (Insd. by AMBAC)	AAA	2,800,000	2,952,544
Ser. M, Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	AAA	5,260,000	5,384,031
Ser. N, 5.80%, 06/15/2024, (Insd. by MBIA)	AAA	3,500,000	3,627,890
Ser. N, 5.875%, 06/15/2021, (Insd. by MBIA)	AAA	4,000,000	4,168,880
Univ. of PA:
Ser. B, 5.55%, 09/01/2009	AA	2,725,000	2,877,954
Ser. B, 5.60%, 09/01/2010	AA	2,145,000	2,261,281
Univ. of PA Hlth. Svcs., Ser. B, 5.85%, 09/01/2013	AA	3,740,000	3,943,306
Pennsylvania Higher Edl. RB, UPMC Hlth. Sys.:
Ser. A, 6.00%, 01/15/2022	A+	3,110,000	3,250,634
Ser. A, 6.25%, 01/15/2017	A+	4,000,000	4,308,080
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	Aaa	5,000,000	5,176,850
6.00%, 02/01/2017	Aaa	2,690,000	2,979,632
Pennsylvania Univ. RB:
5.50%, 08/15/2016	AA-	2,535,000	2,629,910
6.25%, 03/01/2011	AA-	1,000,000	1,035,340
Pennsylvania Univ. RRB:
5.30%, 08/15/2003	AA-	1,000,000	1,044,490
6.15%, 03/01/2005	AA-	3,035,000	3,142,955
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
Chestnut Hill College:
5.35%, 10/01/2007	NR	1,565,000	1,593,280
6.00%, 10/01/2029	NR	1,000,000	955,700
Community College, Ser. B, 6.25%, 05/01/2005, (Insd. by MBIA)	AAA	1,135,000	1,253,040
Radnor Township, PA Sch. Dist. GO, 5.50%, 11/15/2028	Aaa	1,000,000	1,033,340

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Education - continued
Univ. of Pittsburgh, PA RB:
Ser. A, 6.125%, 06/01/2021, (Insd. by MBIA)	AAA	$40,000	$41,553
Ser. B, 5.90%, 06/01/2003, (Insd. by MBIA)	AAA	5,000	5,214
Ser. B, 6.10%, 06/01/2005, (Insd. by MBIA)	AAA	1,145,000	1,195,769
Ser. B, 6.25%, 06/01/2008, (Insd. by MBIA)	AAA	700,000	731,731
University Capital Projs., 5.125%, 06/01/2022	AAA	4,895,000	4,892,161
West Mifflin, PA Sch. Dist. GO, 4.875%, 02/15/2023	AAA	2,500,000	2,401,975
124,879,032
Electric Revenue - 1.4%
Indiana Cnty., PA IDA PCRB, PA Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	AAA	9,600,000	10,548,576
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2008	NR	1,835,000	1,921,924
12,470,500
Escrow - 2.2%
Allegheny Cnty., PA Sanitation Auth. Swr. RB, 6.80%, 07/01/2003	AAA	320,000	336,970
Armstrong, PA Sch. Dist. GO, 7.75%, 12/01/2004	AAA	200,000	217,030
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	NR	2,330,000	2,466,375
5.50%, 04/15/2018	NR	1,000,000	1,052,810
5.50%, 04/15/2019	NR	2,590,000	2,709,969
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	AAA	15,000	16,621
Hempfield, PA Lancaster Cnty. Sch. Dist. GO:
6.10%, 08/15/2002	AAA	2,405,000	2,488,477
7.10%, 10/15/2005	Aa2	300,000	301,326
Neshaminy, PA Wtr. Res. Auth. RB, 5.40%, 03/01/2013	Aaa	1,725,000	1,842,334
Northampton Cnty., PA IDA RRB, Strawbridge Proj., 7.20%, 12/15/2001	BBB-	385,000	389,023
Pennsylvania Tpke. Commission RB, Oil Franchise Tax:
Ser. A, 5.45%, 12/01/2003, (Insd. by AMBAC)	AAA	2,360,000	2,513,636
Ser. A, 5.50%, 12/01/2004, (Insd. by AMBAC)	AAA	2,000,000	2,167,940
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Presbyterian Med. Ctr., 5.80%, 12/01/2001	AAA	1,250,000	1,257,575
Philadelphia, PA IDA RB:
Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	AA	500,000	547,715
Natl. Board of Med. Examiners Proj., 6.25%, 05/01/2002	NR	580,000	593,578
Pittsburgh, PA Wtr. & Swr. Sys. RB, 7.25%, 09/01/2014, (Insd. by FGIC)	Aaa	1,000,000	1,232,480
20,133,859

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - Local - 6.1%
Abington, PA Sch. Dist., GO, Ser. AA, 5.625%, 05/15/2020	AAA	$2,090,000	$2,141,205
Allentown, PA GO, 5.65%, 07/15/2010	AAA	170,000	190,084
Berks Cnty., PA GO:
6.05%, 11/15/2003	AAA	1,000,000	1,059,440
6.10%, 11/15/2004	AAA	2,000,000	2,110,780
Bucks Cnty., PA GO:
Ser. A, 6.10%, 03/01/2003	AA	2,000,000	2,104,160
Ser. A, 6.20%, 03/01/2004	AA	5,500,000	5,942,310
Chester Cnty., PA GO, Ser. B, 5.625%, 11/15/2016	AA	4,290,000	4,725,993
Delaware Valley, PA Sch. Dist. GO, Ser. A, 6.50%, 10/01/2001	AAA	200,000	200,070
Georgetown Cnty., SC Dist. GO, 5.75%, 03/01/2014	AA	2,000,000	2,216,160
Lower Merion Township PA Sch. Dist. GO:
5.625%, 08/01/2005	AAA	100,000	102,519
5.75%, 08/01/2009	AAA	1,000,000	1,026,470
North Penn, PA Sch. Dist. GO, Ser. AAA, 6.15%, 09/15/2009	Aa3	3,550,000	3,684,438
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	AAA	1,535,000	1,682,514
5.65%, 09/01/2011	AAA	2,125,000	2,333,569
5.70%, 09/01/2012	AAA	2,250,000	2,475,427
Pennridge, PA Sch. Dist. GO, Ser. A:
6.05%, 02/15/2002	AAA	1,000,000	1,014,820
6.15%, 02/15/2003	AAA	1,000,000	1,015,190
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	875,000	946,304
Philadelphia, PA Sch. Dist. GO, Ser. B, 5.50%, 09/01/2025	AAA	4,000,000	4,093,080
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	AAA	1,000,000	1,039,230
Pocono Mtn., PA Sch. Dist. GO, Ser. AA, 6.10%, 10/01/2003, (Insd. by AMBAC)	AAA	2,000,000	2,036,720
Scranton, PA Sch. Dist. GO, 5.375%, 04/01/2020	AAA	2,855,000	2,939,565
Spring Grove PA Area Sch. Dist. GO, 5.25%, 04/01/2016	AAA	4,690,000	4,859,168
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	AAA	1,500,000	1,710,000
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	Aaa	2,065,000	2,191,481
York Cnty., PA GO, 6.00%, 10/01/2004, (Insd. by FGIC)	AAA	1,000,000	1,018,130
York, PA City Sch. Dist. GO:
5.60%, 03/01/2007, (Insd. by FGIC)	AAA	35,000	36,283
Prerefunded, 5.60%, 03/01/2007, (Insd. by FGIC)	AAA	40,000	41,807
54,936,917

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
General Obligation - State - 8.0%
Cmnwlth. of Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	AAA	$3,950,000	$4,863,991
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	AAA	8,500,000	10,288,315
Pennsylvania GO:
6.00%, 01/15/2015	AAA	5,605,000	6,269,697
6.00%, 01/15/2016	AAA	9,805,000	10,902,669
Ser. 1, 6.00%, 01/15/2012	AA	2,705,000	3,080,481
Ser. 1, 6.00%, 01/15/2014	AA	2,605,000	2,929,401
Ser. 2, 5.50%, 06/15/2010	AAA	3,000,000	3,155,670
Ser. 2, 5.75%, 10/01/2014	AA	11,725,000	12,891,403
Ser. 2, 6.00%, 07/01/2005	AA	25,000	27,599
Ser. 2, 6.25%, 07/01/2010	AA	5,000,000	5,811,950
Ser. 2, 6.25%, 07/01/2011	AA	5,060,000	5,936,240
Pennsylvania Univ. RB, Ser. A, 5.00%, 08/15/2022	AA-	5,000,000	4,898,200
Pittsburgh, PA Urban Redev. Auth. RB, Ctr. Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	A2	1,090,000	1,140,118
72,195,734
Hospital - 17.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Allegheny Gen. Hosp. Proj., 7.25%, 07/01/2003	AAA	440,000	463,698
Montefiore Hosp. Assn. of Western PA, 5.80%, 10/01/2003	AAA	60,000	62,213
Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009	AAA	1,865,000	2,019,907
5.50%, 08/15/2010	AAA	1,510,000	1,635,043
5.50%, 08/15/2011	AAA	2,445,000	2,638,400
5.625%, 08/15/2018, (Insd. by AMBAC)	AAA	2,000,000	2,095,600
5.625%, 08/15/2026	AAA	3,870,000	4,009,126
South Hills Hlth. Sys.:
Ser. A, 5.125%, 05/01/2023	A2	3,310,000	3,017,727
Ser. B, 6.625%, 05/01/2020	A2	1,755,000	1,884,291
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	AAA	8,295,000	8,813,106
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp.:
Ser. A, 6.25%, 11/01/2023	AAA	360,000	375,315
Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	AAA	1,000,000	1,090,830
Ser. B, 6.00%, 11/01/2006AAA1,000,0001,055,730
Ser. B, 6.00%, 11/01/2012, (Insd. by MBIA)	AAA	25,000	26,393
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%, 07/01/2008	BB+	2,550,000	2,147,100

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Hospital - continued
Berks Cnty., PA Muni. Auth. Hosp. RB:
Healthcare Pooled Financing Proj., 5.00%, 03/01/2028	AA-	$6,255,000	$5,865,501
Reading Hosp. & Med. Ctr. Proj.:
5.70%, 10/01/2014	AAA	2,110,000	2,344,062
Ser. B, 5.60%, 10/01/2006	AAA	65,000	71,531
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	AAA	1,000,000	1,080,830
Bucks Cnty., PA St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	AA-	5,000,000	5,383,300
Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med. & Env. Control Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	AAA	3,250,000	3,478,605
Cmnwlth. of Puerto Rico Pub. Bldgs. Auth. RB, Gtd. Pub. Ed. & Hlth. Facs., Ser. M, 5.70%, 07/01/2009	A	1,800,000	2,023,956
Columbia Cnty., PA Hosp. Auth. RB, Bloomburg Hosp. Proj., 5.80%, 06/01/2019	BBB-	4,755,000	4,211,694
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	AAA	1,000,000	1,033,770
Geisinger, PA Hlth. Sys. Auth. RB, PA State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	Aa2	1,685,000	1,812,639
Horizon Hosp. Sys. Auth. PA Hosp. RB, 6.35%, 05/15/2026	BBB	3,650,000	3,526,411
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp. Inc.:
Ser. A, 5.875%, 07/01/2015	AAA	2,245,000	2,370,832
Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	AAA	2,500,000	3,046,725
Northampton Cnty., PA Hosp. Auth. RB, Easton Hosp., 7.70%, 01/01/2004	AAA	645,000	647,754
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
5.875%, 11/15/2021	AAA	3,550,000	3,710,354
Ser. A, 5.50%, 11/15/2008	AAA	3,000,000	3,268,860
Univ. of PA:
Ser. A, 5.70%, 01/01/2011	A	1,100,000	1,147,047
Ser. A, 6.00%, 01/01/2003	A	2,715,000	2,809,238
Ser. A, 6.00%, 01/01/2004	A	3,440,000	3,620,359
Ser. B, 5.50%, 01/01/2009	A	1,520,000	1,585,968
Ser. B, 5.75%, 01/01/2017	A	4,000,000	4,068,880
Univ. of PA Hlth. Svcs.:
Ser. A, 5.60%, 01/01/2010	A	2,525,000	2,633,297
Ser. A, 6.00%, 01/01/2007	A	1,000,000	1,076,200
Ser. A, 6.00%, 01/01/2010	A	100,000	104,569
Ser. B, 5.70%, 01/01/2011	A	4,460,000	4,650,754

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Hospital - continued
Pennsylvania Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A, 5.25%, 05/15/2014	AA-	$7,390,000	$7,489,913
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
5.125%, 05/15/2018	AAA	8,850,000	8,883,099
Ser. A, 7.00%, 08/15/2017	A+	1,015,000	1,066,085
Children’s Hosp. Proj.:
Ser. A, 5.20%, 02/15/2005	AA	1,470,000	1,530,755
Ser. A, 6.00%, 02/15/2002	AA	3,035,000	3,073,666
Children’s Seashore House, Ser. A, 7.00%, 08/15/2022	A+	4,000,000	4,201,320
Jefferson Hlth. Sys.:
Ser. A, 5.125%, 05/15/2011	AA-	3,395,000	3,510,871
Ser. A, 5.125%, 05/15/2012	AA-	3,555,000	3,637,547
Ser. A, 5.25%, 05/15/2013	AAA	3,045,000	3,191,830
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit,Ser. A, 6.375%, 11/15/2019	AAA	8,245,000	9,119,217
Southcentral PA Gen. Auth. RB:
Wellspan Hlth. Obligated, 5.25%, 05/15/2025	AAA	1,825,000	1,829,307
Wellspan Hlth. Obligated, 5.375%, 05/15/2028	Aa3	9,000,000	8,953,920
Westmoreland Cnty., PA IDA RB:
5.10%, 05/01/2009	BBB	6,000,000	6,014,700
Citizens General Hosp., 5.00%, 07/01/2008	Ba3	1,055,000	1,061,594
160,471,439
Housing - 5.2%
Allegheny Cnty., PA Redev. Auth. RB, Home Impt. Loan, Ser. A, 5.70%, 02/01/2007, (Insd. by FHA)	A	5,000	5,104
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021	Aaa	3,000,000	3,101,700
Ser. II-1, 5.90%, 11/01/2032	Aaa	1,355,000	1,398,970
Ser. Y, 6.60%, 11/01/2014, (Coll. by GNMA)	Aaa	955,000	985,655
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	A	1,000,000	995,170
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	A	705,000	786,012
Pennsylvania HFA, Rental Hsg., 6.40%, 07/01/2012, (Coll. by FNMA)	AAA	1,300,000	1,341,925
Pennsylvania HFA SFHRB:
Ser. 1991-32, 7.15%, 04/01/2015	AA+	3,465,000	3,535,686
Ser. 33, 6.90%, 04/01/2017	AA+	895,000	926,889
Ser. 34A, 6.85%, 04/01/2016, (Insd. by FHA)	AA+	2,000,000	2,055,340
Ser. 36, 5.45%, 10/01/2014	AA+	700,000	720,440
Ser. 40, 6.80%, 10/01/2015	AA+	750,000	785,767
Ser. 50A, 6.00%, 10/01/2013	AA+	1,840,000	1,976,896
Ser. 57B, 5.625%, 10/01/2011, (Insd. by FHA)	AA+	1,500,000	1,611,090

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Housing - continued
Pennsylvania HFA SFHRB (continued):
Ser. 65A, 5.20%, 10/01/2018	AA+	$5,000,000	$5,037,650
Ser. 68A, 5.875%, 04/01/2017	AA+	2,465,000	2,609,227
Ser. 68A, 6.05%, 10/01/2028	AA+	3,450,000	3,616,152
Ser. 68A, 6.10%, 04/01/2021	AA+	2,000,000	2,102,240
Ser. 69A, 6.15%, 10/01/2020, (Insd. by FHA)	AA+	5,900,000	6,243,203
Ser. 69A, 6.25%, 04/01/2031, (Insd. by FHA)	AA+	1,000,000	1,053,880
Ser. 70A, 5.80%, 10/01/2021	AA+	1,000,000	1,030,700
Ser. 72A, 5.25%, 04/01/2021	AA+	5,250,000	5,211,990
47,131,686
Industrial Development Revenue - 3.6%
Erie Cnty., PA IDA Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 7.625%, 11/01/2018	BBB	500,000	546,170
Greene Cnty., PA IDA RB, Monongahela Pwr. Co., Ser. B, 5.10%, 02/01/2012	A	1,500,000	1,538,835
Pennsylvania IDA RB, Economic Dev.:
5.80%, 01/01/2008, (Insd. by AMBAC)	AAA	2,215,000	2,454,331
5.80%, 07/01/2009	AAA	250,000	279,745
6.00%, 01/01/2005, (Insd. by AMBAC)	AAA	7,595,000	8,264,803
6.00%, 01/01/2012, (Insd. by AMBAC)	AAA	7,215,000	7,785,634
7.00%, 01/01/2006	AAA	2,000,000	2,280,500
Philadelphia, PA IDA RB, American College of Physicians, 6.00%, 06/15/2030	AA-	5,500,000	5,852,220
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc.,5.10%, 04/01/2009	BBB	3,800,000	3,809,462
32,811,700
Miscellaneous Revenue - 5.8%
Center City Dist., PA Bus. Impt. Spl. Assmt. RB:
5.45%, 12/01/2006	AAA	1,085,000	1,191,471
5.55%, 12/01/2007	AAA	1,145,000	1,249,104
5.60%, 12/01/2008, (Insd. by AMBAC)	AAA	1,210,000	1,312,499
Cmnwlth. of Puerto Rico Muni. Fin. Agy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	AAA	1,000,000	1,168,130
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Pkg., Ser. A, 6.00%, 01/15/2025	NR	10,400,000	9,222,928
Hyatt Regency Hotel & Conf. Ctr., 6.00%, 01/01/2010	NR	6,300,000	5,996,151
Office & Parking-Riverfront Office, 6.00%, 01/01/2025	NR	4,000,000	3,632,600
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	AAA	2,000,000	2,191,600
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	NR	2,560,000	2,568,883
Pennsylvania Fin. Auth. RB, Muni. Capital Impts. Program, 6.60%, 11/01/2009	A	5,000,000	5,425,100

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Miscellaneous Revenue - continued
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	AAA	$1,805,000	$1,947,432
5.50%, 09/01/2010, (Insd. by MBIA)	AAA	2,140,000	2,308,354
Pennsylvania Intergovernmental Cooperative Auth. Spl. Tax RRB, Philadelphia Funding Program:
5.60%, 06/15/2012, (Insd. by FGIC)	AAA	3,665,000	3,870,570
5.625%, 06/15/2013, (Insd. by FGIC)	AAA	3,000,000	3,156,000
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Montgomery Cnty. Community College, Ser. B, 5.60%, 11/01/2005	Aa2	1,260,000	1,380,141
Tuscarora Sch. Dist. Refunding Proj., Ser. B, 5.70%, 10/15/2003	A	1,500,000	1,591,920
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Community College, Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	AAA	1,205,000	1,348,732
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	3,000,000	3,177,480
52,739,095
Port Authority - 0.9%
Allegheny Cnty., PA Port Auth. RB:
5.50%, 03/01/2016	AAA	2,000,000	2,137,400
5.50%, 03/01/2017	AAA	3,750,000	3,975,825
Philadelphia, PA Regl. Port Auth. RB, 6.00%, 09/01/2007	AAA	1,900,000	1,979,686
8,092,911
Pre-Refunded - 10.6%
Abington, PA Sch. Dist., GO:
Ser. A, 5.625%, 05/15/2020	AAA	2,000,000	2,204,900
Ser. A, 5.75%, 05/15/2025	AAA	2,000,000	2,214,560
Allegheny Cnty., PA GO:
Ser. C-43, 5.70%, 09/15/2008	AAA	1,500,000	1,626,450
Ser. C-43, 5.875%, 09/15/2010, (Insd. by MBIA)	AAA	60,000	65,355
Ser. C-53, 5.50%, 11/01/2015	AAA	1,950,000	2,092,603
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010	AAA	1,105,000	1,209,909
5.75%, 10/01/2015, (Insd. by FGIC)	AAA	2,000,000	2,208,640
Bucks Cnty., PA Wtr. & Swr. Auth. RB, Collection Swr. Sys., 6.50%, 12/01/2012	AAA	2,000,000	2,096,740
Cambria Cnty., PA GO, Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	AAA	4,485,000	4,990,101
Central Bucks, PA Sch. Dist. GO:
Ser. A, 6.90%, 11/15/2013	Aa3	1,000,000	1,123,950
Ser. A, 6.90%, 11/15/2014	Aa3	1,405,000	1,579,150

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - continued
Conrad Weiser, PA Area Sch. Dist. GO, 6.85%, 12/15/2014, (Insd. by MBIA)	AAA	$1,500,000	$1,689,330
Cornwall & Lebanon, PA Suburban Joint Sch. Auth. RB, 5.60%, 03/01/2007, (Insd. by FGIC)	AAA	1,405,000	1,499,304
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	AAA	1,500,000	1,623,555
5.65%, 02/15/2009, (Insd. by FGIC)	AAA	2,085,000	2,263,393
Dauphin Cnty., PA GO, 5.45%, 08/01/2007	AAA	3,000,000	3,165,990
Delaware Cnty., PA GO:
5.50%, 10/01/2015	AA	2,695,000	2,929,654
5.55%, 10/01/2010	AA	1,750,000	1,934,642
Geisinger, PA Hlth. Sys. Auth. RB, PA State Geisinger Hlth. Sys., Ser. A, 6.00%, 07/01/2006	AAA	1,385,000	1,454,038
Lancaster, PA Sch. Dist. GO:
5.60%, 05/15/2007, (Insd. by FGIC)	AAA	1,000,000	1,072,600
5.80%, 05/15/2009, (Insd. by FGIC)	AAA	1,585,000	1,708,059
Lehigh Cnty., PA Gen. Purpose Auth. RB, Good Shepherd Rehab. Hosp.:
7.30%, 11/15/2004	A-	1,700,000	1,745,067
7.50%, 11/15/2021	A-	1,000,000	1,026,750
Manheim, PA Central Sch. Dist., GO:
5.60%, 05/15/2006	AAA	1,085,000	1,163,771
6.10%, 05/15/2014, (Insd. by FGIC)	AAA	100,000	108,521
Mon Valley, PA Swr. Auth. RB, 6.55%, 11/01/2019, (Insd. by MBIA)	AAA	1,305,000	1,452,204
Neshaminy, PA Sch. Dist. GO, 6.10%, 02/15/2007	AAA	1,000,000	1,034,710
North Wales, PA Wtr. Auth. RB, 6.75%, 11/01/2010, (Insd. by FGIC)	AAA	100,000	111,869
Penn Hills, PA GO, 5.60%, 12/01/2005, (Insd. by AMBAC)	AAA	1,000,000	1,038,000
Pennsylvania Fin. Auth. Community College RB, Beaver Cnty. Proj., Ser. A, 6.00%, 12/01/2014	AAA	1,500,000	1,648,620
Pennsylvania GO, Ser. 3, 6.50%, 11/15/2010	AAA	2,500,000	2,551,475
Pennsylvania Higher Edl. Facs. Auth. RB, Thomas Jefferson Univ., Ser. A, 6.625%, 08/15/2009	A1	1,115,000	1,179,547
Pennsylvania Intergovernmental Cooperative Auth. Spl. Tax RB, Philadelphia Funding Program, 6.75%, 06/15/2021, (Insd. by FGIC)	AAA	1,650,000	1,866,447
Pennsylvania Pub. Sch. Bldg. Auth. RB, Harrisburg Area Community College, Ser. D, 6.75%, 04/01/2011, (Insd. by MBIA)	AAA	2,400,000	2,456,376
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	1,440,000	1,598,645

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Pre-Refunded - continued
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. A, 6.25%, 02/15/2005	Aaa	$1,500,000	$1,553,115
Philiadelphia, PA Muni. Auth. RB, Justice Lease, Ser. B, 7.10%, 11/15/2011	AAA	2,000,000	2,052,660
Pittsburgh, PA GO, Ser. D, 6.125%, 09/01/2017, (Insd. by AMBAC)	AAA	25,000	26,402
Pittsburgh, PA Wtr. & Swr. Sys. RB:
1st Lien, Ser. A, 5.40%, 09/01/2012, (Insd. by FGIC)	AAA	2,845,000	3,099,286
1st Lien, Ser. A, 5.50%, 09/01/2013, (Insd. by FGIC)	AAA	2,715,000	2,967,658
Schuylkill Valley, PA Sch. Dist. GO:
5.55%, 04/15/2007, (Insd. by MBIA)	AAA	1,110,000	1,163,469
5.65%, 04/15/2008, (Insd. by MBIA)	AAA	1,185,000	1,243,871
Scranton-Lackwanna, PA Hlth. & Welfare Auth. RB, Univ. of Scranton Proj., Ser. A, 6.15%, 03/01/2003	A-	150,000	154,662
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	AAA	105,000	116,003
Solanco, PA Sch. Dist. GO, 5.90%, 02/15/2009	AAA	3,450,000	3,701,125
Southeastern, PA Trans. Auth. Spl. RB:
Ser. A, 5.625%, 03/01/2007	AAA	3,090,000	3,383,148
Ser. A, 5.75%, 03/01/2008	AAA	1,290,000	1,417,594
Prerefunded, Ser. A, 5.625%, 03/01/2007, (Insd. by FGIC)	AAA	185,000	202,551
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	AAA	2,405,000	2,646,871
Unionville-Chadds Ford, PA Sch. Dist. GO, 5.80%, 06/01/2013	Aa2	1,000,000	1,055,790
Univ. of Pittsburgh, PA RB:
Ser. B, 6.10%, 06/01/2005, (Insd. by MBIA)	AAA	2,120,000	2,217,838
Ser. B, 6.25%, 06/01/2008, (Insd. by MBIA)	AAA	1,300,000	1,361,282
Washington Cnty., PA Hosp. Auth. RB,
Shadyside Hosp. Proj., 5.875%, 12/15/2004	AAA	1,300,000	1,380,236
West Chester, PA Area Sch. Dist. GO, 6.20%, 09/01/2012	Aa1	2,195,000	2,232,776
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,110,310
Ser. A, 5.80%, 08/01/2024	AAA	2,500,000	2,786,900
95,608,472
Public Facilities - 0.6%
Fayette Cnty., GA Pub. Facs. RB, Criminal Justice Ctr. Proj., 5.875%, 06/01/2024	AA-	1,000,000	1,145,700
Pittsburgh & Allegheny Cnty., PA Regl. Asset Dist. Sales Tax RB, 5.25%, 02/01/2031	AAA	4,500,000	4,528,125
5,673,825

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Resource Recovery - 0.9%
Pennsylvania Econ. Dev. Fin. Auth. Resource Recovery RB, Colver Proj.:
Ser. D, 7.05%, 12/01/2010	BBB-	$1,000,000	$1,046,460
Ser. D, 7.125%, 12/01/2015	BBB-	3,700,000	3,867,388
Ser. D, 7.15%, 12/01/2018	BBB-	2,300,000	2,391,080
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	AA	1,000,000	1,037,180
8,342,108
Sales Tax - 1.7%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	12,295,000	13,728,228
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.50%, 10/01/2018	BBB-	500,000	503,880
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	998,760
15,230,868
Special Tax - 1.9%
Allegheny Cnty., PA Redev. Auth. Tax RB:
6.30%, 12/15/2018	NR	2,015,000	2,154,760
6.40%, 12/15/2018	NR	4,030,000	4,304,282
Delaware Valley, PA Regl. Fin. RB, Ser. A, 5.50%, 08/01/2028	AAA	5,650,000	6,045,330
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
5.50%, 10/01/2013	BBB-	1,000,000	1,039,330
Ser. A, 5.20%, 10/01/2009	BBB-	1,000,000	1,046,360
Ser. A, 5.625%, 10/01/2025	BBB-	2,250,000	2,262,623
16,852,685
Tobacco Revenue - 2.7%
Children’s Trust Fund PR RB, 5.75%, 07/01/2020	A	3,065,000	3,268,700
Northern Tobacco Securitization Corp. RB, Alaska Tobacco Settlement:
5.375%, 06/01/2021	A	2,300,000	2,350,117
5.50%, 06/01/2029	A	2,500,000	2,516,200
Tobacco Settlement Revenue Mgmt. Auth. RB, SC Tobacco Settlement, Ser. B, 6.00%, 05/15/2022	A	5,620,000	5,903,529
Washington, DC Tobacco Settlement Financing Corp. RB, 6.25%, 05/15/2024	A	10,000,000	10,705,000
24,743,546
Transportation - 4.9%
Allegheny Cnty., PA Port Auth. RB:
5.50%, 03/01/2015	AAA	1,000,000	1,078,130
6.25%, 03/01/2017	AAA	5,000,000	5,799,050
6.375%, 03/01/2014	AAA	5,500,000	6,422,955
6.375%, 03/01/2015	AAA	4,750,000	5,547,097

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Transportation - continued
Pennsylvania Tpke. Commission RB:
5.375%, 07/15/2019	AAA	$2,965,000	$3,081,732
Ser. O, 5.60%, 12/01/2005, (Insd. by FGIC)	AAA	1,000,000	1,053,450
Ser. O, 5.70%, 12/01/2006, (Insd. by FGIC)	AAA	1,500,000	1,580,580
Ser. P, 5.80%, 12/01/2006AA-2,075,0002,170,824
Ser. U, 5.80%, 12/01/2007, (Insd. by FGIC)	AAA	5,000,000	5,218,200
Pennsylvania Tpke. Commission RRB:
Ser. S, 5.50%, 06/01/2015	AA-	2,560,000	2,768,179
Ser. S, 5.625%, 06/01/2014	AA-	6,080,000	6,701,194
Southeastern PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	AAA	2,500,000	2,633,500
44,054,891
Water & Sewer - 5.9%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.375%, 12/01/2018	AAA	2,080,000	2,175,472
5.50%, 12/01/2030	AAA	5,375,000	5,579,196
5.75%, 12/01/2014	AAA	2,390,000	2,645,372
Ser. B, 6.50%, 12/01/2011	AAA	2,000,000	2,013,800
Allentown, PA Wtr. RB, 6.85%, 07/15/2008	AA	1,000,000	1,012,760
Bucks Cnty., PA Wtr. & Swr. Auth. RB, Neshaminy Interceptor, 6.20%, 12/01/2003, (Insd. by FGIC)	AAA	1,000,000	1,006,560
North Penn, PA Wtr. Auth. RB:
5.75%, 11/01/2018, (Insd. by FGIC)	AAA	3,705,000	3,873,318
6.00%, 11/01/2007, (Insd. by FGIC)	AAA	1,000,000	1,047,120
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	AAA	4,530,000	4,635,594
Philadelphia, PA Wtr. & Wst. Wtr. RB:
6.25%, 08/01/2012, (Insd. by MBIA)	AAA	4,000,000	4,692,760
Ser. A, 5.00%, 08/01/2022	AAA	10,355,000	10,144,276
Univ. of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	AAA	4,355,000	4,702,181
Upper Merion, PA Muni. Util. Auth., Swr. RB:
5.55%, 08/15/2007	Aa1	2,595,000	2,713,669
6.00%, 08/15/2012	Aa1	1,000,000	1,056,110
6.00%, 08/15/2016	Aa1	2,325,000	2,384,962
Upper Moreland-Hatboro, PA Joint Swr. Auth. RB:
6.25%, 10/15/2002, (Insd. by MBIA)	AAA	1,025,000	1,067,312
6.35%, 10/15/2003, (Insd. by MBIA)	AAA	1,000,000	1,076,560

EVERGREEN
Pennsylvania Municipal Bond Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

	Credit Rating(a)	Principal Amount	Value
MUNICIPAL OBLIGATIONS - continued
Water & Sewer- continued
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	NR	$1,370,000	$1,427,458
53,254,480
Total Municipal Obligations			881,437,964

		Shares
SHORT-TERM INVESTMENTS - 2.5%
MUTUAL FUND SHARES - 2.5%
Evergreen Institutional Municipal Money Market Fund (b)		22,109,295	22,109,295
Total Investments - (cost $857,067,678) - 99.9%			903,547,259
Other Assets and Liabilities - 0.1%			1,035,180
Net Assets - 100.0%			$904,582,439

See Combined Notes to Schedule of Investments.

Combined Notes to Schedules of Investments
September 30, 2001 (Unaudited)

Symbol	Description
(a)	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
(b)	The advisor to the Fund and the advisor of the money market fund are each a division of Wachovia Corporation.
Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Federal Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IBC	Insured Bond Certificate
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Resource Healthcare of America, Inc.
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows for each Fund the percent of portfolio assets invested by geographic location as of September 30, 2001:
	ConnecticutFund	New JerseyFund	Pennsylvania Fund
Alaska	0.0%	0.0%	0.5%
Connecticut	83.9%	0.0%	0.0%
Delaware	0.0%	0.8%	0.0%
District of Columbia	1.7%	0.0%	1.2%
Georgia	0.0%	0.7%	0.1%
Guam	0.4%	0.0%	0.0%
Louisiana	2.8%	0.0%	0.0%
New Mexico	1.9%	0.0%	0.0%
New Jersey	0.0%	75.1%	0.0%
New York	0.0%	6.8%	0.0%
Ohio	0.0%	1.3%	0.0%
Pennsylvania	0.0%	1.8%	91.5%
Puerto Rico	5.9%	4.3%	2.0%
South Carolina	1.8%	1.3%	1.0%
Virginia	0.0%	0.0%	0.3%
Virgin Islands	0.0%	1.9%	1.0%
Non-state specific	1.6%	6.0%	2.4%
Total	100.0%	100.0%	100.0%

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Assets

Identified cost of securities	$59,440,322	$227,872,000	$857,067,678
Net unrealized gains on securities	3,981,878	13,329,673	46,479,581

Market value of securities	63,422,200	241,201,673	903,547,259
Receivable for Fund shares sold	38,248	372,627	623,409
Interest receivable	1,192,247	3,548,950	13,769,376
Receivable from investment advisor	404	0	0
Prepaid expenses and other assets	3,866	6,226	230,947

Total assets	64,656,965	245,129,476	918,170,991

Liabilities
Distributions payable	203,552	688,856	3,114,377
Payable for securities purchased	0	0	9,979,965
Payable for Fund shares redeemed	82,185	242,672	374,805
Advisory fee payable	0	8,419	18,240
Distribution Plan expenses payable	234	0	4,545
Due to other related parties	525	2,005	7,419
Accrued expenses and other liabilities	6,702	47,211	89,201

Total liabilities	293,198	989,163	13,588,552

Net assets	$64,363,767	$244,140,313	$904,582,439

Net assets represented by
Paid-in capital	$62,691,964	$238,491,833	$878,829,646
Undistributed (overdistributed) net investment income	1,042	(41,590)	(388,686)
Accumulated net realized gains or losses on securities	(2,311,117)	(7,639,603)	(20,338,102)
Net unrealized gains on securities	3,981,878	13,329,673	46,479,581

Total net assets	$64,363,767	$244,140,313	$904,582,439

Net assets consists of
Class A	$2,082,146	$48,327,784	$46,340,965
Class B	2,314,153	22,423,209	36,322,405
Class C	0	0	7,710,159
Class I †	59,967,468	173,389,320	814,208,910
Total net assets	$64,363,767	$244,140,313	$904,582,439
Shares outstanding
Class A	326,824	4,386,582	4,038,488
Class B	363,236	2,035,365	3,187,798
Class C	0	0	675,475
Class I †	9,412,599	15,738,397	70,958,173

Net asset value per share
Class A	$6.37	$11.02	$11.47

Class A - Offering price (based on sales charge of 4.75%)	$6.69	$11.57	$12.04

Class B	$6.37	$11.02	$11.39

Class C	-	$ -	$11.41

Class I †	$6.37	$11.02	$11.47

†Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Investment income
Interest	$1,621,263	$6,042,692	$24,156,252

Expenses
Advisory fee	163,502	484,651	1,097,626
Distribution Plan expenses	13,000	148,031	252,289
Administrative services fees	31,443	115,393	444,492
Transfer agent fee	1,410	19,972	32,632
Trustees’ fees and expenses	792	2,257	6,840
Printing and postage expenses	2,096	4,322	18,151
Custodian fee	8,295	26,581	95,616
Registration and filing fees	3,595	1,055	8,518
Professional fees	7,638	8,724	8,880
Other	128	210	1,360

Total expenses	231,899	811,196	1,966,404
Less: Expense reductions	(815)	(5,425)	(13,268)
Fee waivers and/or expense reimbursements	(26,282)	(27,650)	0

Net expenses	204,802	778,121	1,953,136

Net investment income	1,416,461	5,264,571	22,203,116

Net realized and unrealized gains or losses on securities
Net realized gains or losses on securities	48,013	(261,656)	879,942
Net change in unrealized gains or losses on securities	546,065	1,400,802	9,884,173

Net realized and unrealized gains on securities	594,078	1,139,146	10,764,115

Net increase in net assets resulting from operations	$2,010,539	$6,403,717	$32,967,231

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Changes in Net Assets
Six Months Ended September 30, 2001 (Unaudited)

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Operations
Net investment income	$1,416,461	$5,264,571	$22,203,116
Net realized gains or losses on securities	48,013	(261,656)	879,942
Net change in unrealized gains or losses on securities	546,065	1,400,802	9,884,173

Net increase in net assets resulting from operations	2,010,539	6,403,717	32,967,231

Distributions to shareholders from
Net investment income
Class A	(38,687)	(790,259)	(1,097,567)
Class B	(38,236)	(388,045)	(666,746)
Class C	0	0	(126,489)
Class I †	(1,345,601)	(4,125,881)	(20,411,202)

Total distributions to shareholders	(1,422,524)	(5,304,185)	(22,302,004)

Capital share transactions
Proceeds from shares sold	2,992,550	31,690,076	76,758,616
Net asset value of shares issued in reinvestment of distributions	51,387	780,998	1,193,511
Payment for shares redeemed	(3,142,911)	(16,262,597)	(75,682,735)

Net increase (decrease) in net assets resulting from capital share transactions	(98,974)	16,208,477	2,269,392

Total increase in net assets	489,041	17,308,009	12,934,619
Net assets
Beginning of period	63,874,726	226,832,304	891,647,820

End of period	$64,363,767	$244,140,313	$904,582,439

Undistributed (overdistributed) net investment income	$1,042	$(41,590)	$(388,686)

†Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
State Municipal Bond Funds
Statements of Changes in Net Assets
Year Ended March 31, 2001

	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Operations
Net investment income	$3,083,097	$10,073,731	$45,484,042
Net realized gains or losses on securities	(624,039)	(2,212,786)	(3,953,448)
Net change in unrealized gains or losses on securities	3,748,591	11,737,966	38,566,066

Net decrease in net assets resulting from operations	6,207,649	19,598,911	80,096,660

Distributions to shareholders from
Net investment income
Class A	(59,182)	(1,326,989)	(1,827,444)
Class B	(47,736)	(722,348)	(1,478,367)
Class C	0	0	(236,572)
Class I †	(2,982,995)	(8,033,004)	(42,136,422)

Total distributions to shareholders	(3,089,913)	(10,082,341)	(45,678,805)

Capital share transactions
Proceeds from shares sold	11,679,260	38,872,006	179,672,400
Net asset value of shares issued in reinvestment of distributions	67,991	1,439,599	2,196,237
Payment for shares redeemed	(23,499,589)	(39,344,792)	(195,070,832)
Net increase (decrease) in net assets resulting from capital share transactions	(11,752,338)	966,813	(13,202,195)

Total increase (decrease) in net assets	(8,634,602)	10,483,383	21,215,660

Net assets
Beginning of period	72,509,328	216,348,921	870,432,160

End of period	$63,874,726	$226,832,304	$891,647,820

Undistributed (overdistributed) net investment income	$7,105	$(1,976)	$(289,798)

†Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen State Municipal Bond Funds consist of Evergreen Connecticut Municipal Bond Fund (“Connecticut Fund”), Evergreen New Jersey Municipal Bond Fund (“New Jersey Fund”) and Evergreen Pennsylvania Municipal Bond Fund (“Pennsylvania Fund”), (collectively the “Funds”). Each Fund is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and/or Class I shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This did not change the fee and expense structure of Class Y shareholders or their rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. When-issued and Delayed Delivery Transactions

The Funds record when-issued securities no later than one business day after the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers and tax exempt income). Accordingly, no provision for federal taxes is required.

Combined Notes to Financial Statements (Unaudited) (continued)

E. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

F. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 11, 2001, the Funds’ Board of Trustees approved the transfer of the investment advisor contracts with First Union National Bank to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, these transfers did not require shareholder approval as the parties involved were all wholly-owned subsidiaries of and controlled by Wachovia Corporation (formerly First Union Corporation) and neither the fees nor services were changed.

EIMC, an indirect, wholly-owned subsidiary of Wachovia Corporation, is the investment advisor to the Funds and is paid a management fee that is calculated and paid daily. The management fee for the Connecticut Fund is computed at an annual rate of 0.52% of the average daily net assets of the Fund. The management fee for the New Jersey Fund is calculated by applying percentage rates, starting at 0.42% and declining to 0.27% per annum as net assets increase, to the average daily net assets of the Fund. The management fee for Pennsylvania Fund is computed by applying percentage rates, starting at 0.46% and declining to 0.16% per annum as net assets increase, to the average daily net assets of the Fund.

For the six months ended September 30, 2001, the amount of investment advisory fees waived by the investment advisor or expenses reimbursed and the impact on each Fund’s expense ratio represented as a percentage of its average daily net assets were as follows:

	Fees Waived	Expenses Reimbursed	% of Average Daily Net Assets
Connecticut Fund	$26,282	0	0.08%
New Jersey Fund	0	$27,650	0.16%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia Corporation, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.10% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia Corporation, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Combined Notes to Financial Statements (Unaudited) (continued)

Average Daily Net Assets
Class A	0.25%
Class B	1.00%
Class C	1.00%

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily. During the six months ended September 30, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B and Class C Distribution Plans were as follows:

	Class A	Class B	Class C
Connecticut Fund	$2,225	$10,775	n/a
New Jersey Fund	43,203	104,828	n/a
Pennsylvania Fund	56,958	164,123	$31,208

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class I. Transactions in shares of the Funds were as follows:

Connecticut Fund

	Six Months Ended September 30, 2001		Year Ended March 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	140,281	$887,749	484,442	$3,013,314
Shares issued in reinvestment of distributions	3,237	20,434	4,346	26,797
Shares redeemed	(315,601)	(1,988,862)	(113,662)	(709,681)

Net increase (decrease)	(172,083)	(1,080,679)	375,126	2,330,430

Class B
Shares sold	118,120	742,744	78,327	493,594
Shares issued in reinvestment of distributions	4,174	26,349	4,529	27,726
Shares redeemed	(42,463)	(266,839)	(28,243)	(171,252)

Net increase	79,831	502,254	54,613	350,068

Class I
Shares sold	447,071	2,819,830	1,326,101	8,172,352
Shares issued in reinvestment of distributions	730	4,604	2,208	13,468
Shares redeemed	(375,565)	(2,344,983)	(3,697,003)	(22,618,656)
Net increase (decrease)	72,236	479,451	(2,368,694)	(14,432,836)

Net decrease		($98,974)		($11,752,338)

Combined Notes to Financial Statements (Unaudited) (continued)

New Jersey Fund

	Six Months Ended September 30, 2001		Year Ended March 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,789,779	$19,746,952	307,183	$3,262,096
Shares issued in reinvestment of distributions	40,524	444,239	75,990	809,320
Shares redeemed	(132,577)	(1,456,067)	(378,480)	(3,999,353)

Net increase	1,697,726	18,735,124	4,693	72,063

Class B
Shares sold	272,338	2,989,413	319,731	3,426,947
Shares issued in reinvestment of distributions	24,101	264,158	44,879	477,882
Shares redeemed	(99,503)	(1,088,343)	(394,241)	(4,178,684)

Net increase (decrease)	196,936	2,165,228	(29,631)	(273,855)

Class I
Shares sold	818,503	8,953,711	3,017,318	32,182,963
Shares issued in reinvestment of distributions	6,623	72,601	14,316	152,397
Shares redeemed	(1,252,890)	(13,718,187)	(2,952,953)	(31,166,755)

Net increase (decrease)	(427,764)	(4,691,875)	78,681	1,168,605

Net increase		$16,208,477		$966,813

Pennsylvania Fund

	Six Months Ended September 30, 2001		Year Ended March 31, 2001
	Shares	Amount	Shares	Amount

Class A
Shares sold	943,535	$10,677,592	2,065,288	$22,900,917
Automatic conversion of Class B shares to Class A shares	0	0	(373,366)	(4,212,489)
Shares issued in reinvestment of distributions	49,161	558,872	82,280	910,193
Shares redeemed	(918,481)	(10,410,774)	(1,564,918)	(17,287,697)

Net increase	74,215	825,690	953,484	10,735,902

Class B
Shares sold	529,452	5,999,577	338,986	3,789,775
Automatic conversion of Class B shares to Class A shares	0	0	(373,366)	(4,212,489)
Shares issued in reinvestment of distributions	34,274	386,989	78,335	858,501
Shares redeemed	(152,724)	(1,722,349)	(538,638)	(5,907,803)

Net increase (decrease)	411,002	4,664,217	(494,683)	(5,472,016)

Class C
Shares sold	195,321	2,218,023	110,468	1,225,077
Shares issued in reinvestment of distributions	7,870	89,042	14,257	156,737
Shares redeemed	(39,775)	(449,096)	(141,874)	(1,551,420)

Net increase (decrease)	163,416	1,857,969	(17,149)	(169,606)

Class I
Shares sold	5,085,008	57,863,424	13,710,505	151,756,631
Shares issued in reinvestment of distributions	13,943	158,608	24,484	270,806
Shares redeemed	(5,545,544)	(63,100,516)	(15,462,719)	(170,323,912)

Net decrease	(446,593)	(5,078,484)	(1,727,730)	(18,296,475)

Net increase (decrease)		$2,269,392		($13,202,195)

Combined Notes to Financial Statements (Unaudited) (continued)

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2001:

	Cost of Purchases	Proceeds from Sales
Connecticut Fund	$7,793,702	$7,865,293
New Jersey Fund	14,960,126	11,729,020
Pennsylvania Fund	130,070,646	119,745,500

On September 30, 2001, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Connecticut Fund	$59,440,322	$3,991,738	$(9,862)	$3,981,878
New Jersey Fund	227,872,000	13,936,700	(607,027)	13,329,673
Pennsylvania Fund	857,067,678	50,290,332	(3,810,751)	46,479,581

As of March 31, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Expiration
	Total	2008	2009
Connecticut Fund	$2,359,130	$527,818	$1,831,312
New Jersey Fund	6,640,273	1,004,794	5,635,479
Pennsylvania Fund	19,284,197	3,935,444	15,348,753

Capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. The New Jersey Fund and Pennsylvania Fund incurred and elected to defer to post October losses of $737,674 and $1,933,846, respectively.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets
Connecticut Fund	$815	0.00%
New Jersey Fund	5,425	0.01%
Pennsylvania Fund	13,268	0.00%

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

Combined Notes to Financial Statements (Unaudited) (continued)

9. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata. During the six months ended September 30, 2001, the Funds had no borrowings under this agreement.

10. CONCENTRATION OF RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

22

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Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund	Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

541050 11/2001

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800.346.3858

Investor Services
800.343.2898

www.EvergreenInvestments.com

2000 Dalbar Mutual Fund Service Award Recipient: The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to those firms that exceed industry norms in key service areas. Evergreen was measured against 66 mutual fund service providers.

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